Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	LORD ABBETT GLOBAL FUND INC
Entity Central Index Key	0000829901
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000003871
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Bond Fund
Class Name	Class A
Trading Symbol	LDMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$103	0.99%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 7.13%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to the 6.54% return of a securities market index with investment characteristics similar to those of the Fund, the JPM EMBI Global Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Allocation to Latin America. Allocation to Asia.

Top detractors from performance: Allocation to Middle East. Allocation to Central & West Asia.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	JPM EMBI Global Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2014	$9,779	$10,000	$10,000
1/31/2015	$9,616	$10,093	$10,210
2/28/2015	$9,655	$10,179	$10,114
3/31/2015	$9,504	$10,201	$10,161
4/30/2015	$9,731	$10,368	$10,124
5/31/2015	$9,581	$10,328	$10,100
6/30/2015	$9,517	$10,167	$9,990
7/31/2015	$9,213	$10,217	$10,059
8/31/2015	$8,960	$10,124	$10,045
9/30/2015	$8,825	$9,993	$10,113
10/31/2015	$9,000	$10,267	$10,114
11/30/2015	$8,936	$10,261	$10,088
12/31/2015	$8,904	$10,118	$10,055
1/31/2016	$8,701	$10,100	$10,193
2/29/2016	$8,669	$10,292	$10,266
3/31/2016	$9,271	$10,628	$10,360
4/30/2016	$9,456	$10,817	$10,400
5/31/2016	$9,160	$10,797	$10,402
6/30/2016	$9,434	$11,162	$10,589
7/31/2016	$9,474	$11,363	$10,656
8/31/2016	$9,519	$11,566	$10,644
9/30/2016	$9,650	$11,613	$10,638
10/31/2016	$9,638	$11,468	$10,556
11/30/2016	$9,292	$10,999	$10,307
12/31/2016	$9,410	$11,145	$10,321
1/31/2017	$9,604	$11,306	$10,341
2/28/2017	$9,745	$11,533	$10,411
3/31/2017	$9,891	$11,576	$10,405
4/30/2017	$9,966	$11,749	$10,486
5/31/2017	$10,055	$11,853	$10,566
6/30/2017	$10,058	$11,836	$10,556
7/31/2017	$10,189	$11,935	$10,601
8/31/2017	$10,323	$12,146	$10,696
9/30/2017	$10,285	$12,148	$10,645
10/31/2017	$10,167	$12,193	$10,652
11/30/2017	$10,306	$12,199	$10,638
12/31/2017	$10,420	$12,289	$10,687
1/31/2018	$10,711	$12,283	$10,564
2/28/2018	$10,600	$12,039	$10,464
3/31/2018	$10,686	$12,074	$10,531
4/30/2018	$10,442	$11,898	$10,452
5/31/2018	$10,071	$11,787	$10,527
6/30/2018	$9,839	$11,646	$10,514
7/31/2018	$9,988	$11,944	$10,516
8/31/2018	$9,769	$11,737	$10,584
9/30/2018	$9,948	$11,915	$10,516
10/31/2018	$9,710	$11,658	$10,433
11/30/2018	$9,633	$11,608	$10,495
12/31/2018	$9,737	$11,765	$10,688
1/31/2019	$10,207	$12,284	$10,801
2/28/2019	$10,334	$12,407	$10,795
3/31/2019	$10,462	$12,583	$11,002
4/30/2019	$10,508	$12,614	$11,005
5/31/2019	$10,532	$12,665	$11,201
6/30/2019	$10,909	$13,096	$11,341
7/31/2019	$11,060	$13,255	$11,366
8/31/2019	$11,023	$13,354	$11,661
9/30/2019	$11,005	$13,293	$11,599
10/31/2019	$11,070	$13,330	$11,634
11/30/2019	$11,029	$13,267	$11,628
12/31/2019	$11,286	$13,534	$11,620
1/31/2020	$11,457	$13,740	$11,843
2/29/2020	$11,351	$13,607	$12,056
3/31/2020	$9,546	$11,723	$11,985
4/30/2020	$9,826	$11,986	$12,198
5/31/2020	$10,496	$12,714	$12,255
6/30/2020	$10,884	$13,160	$12,332
7/31/2020	$11,251	$13,649	$12,517
8/31/2020	$11,355	$13,719	$12,416
9/30/2020	$11,113	$13,465	$12,409
10/31/2020	$11,107	$13,461	$12,353
11/30/2020	$11,611	$13,980	$12,475
12/31/2020	$11,849	$14,246	$12,492
1/31/2021	$11,709	$14,091	$12,402
2/28/2021	$11,434	$13,731	$12,223
3/31/2021	$11,295	$13,599	$12,071
4/30/2021	$11,539	$13,900	$12,166
5/31/2021	$11,671	$14,048	$12,206
6/30/2021	$11,734	$14,151	$12,291
7/31/2021	$11,774	$14,210	$12,429
8/31/2021	$11,881	$14,349	$12,405
9/30/2021	$11,600	$14,052	$12,298
10/31/2021	$11,617	$14,055	$12,294
11/30/2021	$11,336	$13,797	$12,331
12/31/2021	$11,516	$13,990	$12,299
1/31/2022	$11,184	$13,592	$12,034
2/28/2022	$10,571	$12,702	$11,900
3/31/2022	$10,565	$12,588	$11,569
4/30/2022	$9,947	$11,884	$11,130
5/31/2022	$9,984	$11,887	$11,202
6/30/2022	$9,332	$11,149	$11,026
7/31/2022	$9,631	$11,471	$11,296
8/31/2022	$9,550	$11,363	$10,977
9/30/2022	$8,918	$10,639	$10,502
10/31/2022	$8,909	$10,656	$10,366
11/30/2022	$9,628	$11,465	$10,748
12/31/2022	$9,693	$11,502	$10,699
1/31/2023	$10,000	$11,866	$11,028
2/28/2023	$9,746	$11,604	$10,743
3/31/2023	$9,834	$11,716	$11,016
4/30/2023	$9,898	$11,778	$11,083
5/31/2023	$9,813	$11,711	$10,962
6/30/2023	$10,004	$11,972	$10,923
7/31/2023	$10,226	$12,201	$10,915
8/31/2023	$10,047	$12,018	$10,846
9/30/2023	$9,790	$11,705	$10,570
10/31/2023	$9,636	$11,546	$10,403
11/30/2023	$10,194	$12,200	$10,874
12/31/2023	$10,702	$12,778	$11,291
1/31/2024	$10,571	$12,647	$11,260
2/29/2024	$10,696	$12,771	$11,100
3/31/2024	$10,902	$13,038	$11,203
4/30/2024	$10,720	$12,767	$10,920
5/31/2024	$10,902	$12,997	$11,105
6/30/2024	$10,930	$13,077	$11,210
7/31/2024	$11,141	$13,322	$11,472
8/31/2024	$11,406	$13,630	$11,637
9/30/2024	$11,621	$13,882	$11,793
10/31/2024	$11,446	$13,644	$11,500
11/30/2024	$11,583	$13,806	$11,622
12/31/2024	$11,466	$13,613	$11,432

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	7.13%	0.32%	1.60%
Class A with sales charge	4.62%	(0.13%)	1.38%
JPM EMBI Global Diversified Index	6.54%	0.12%	3.13%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 110,809,312
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 559,179
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)
Total Net Assets	$110,809,312
# of Portfolio Holdings	227
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$559,179

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	4.82%
Communications	0.73%
Consumer Discretionary	1.77%
Consumer Staples	1.61%
Energy	11.72%
Financial	6.12%
Government	64.84%
Industrial	1.03%
Utilities	4.09%
Repurchase Agreements	0.87%
Money Market FundsFootnote Reference(a)	2.16%
Time DepositsFootnote Reference(a)	0.24%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000003873
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Bond Fund
Class Name	Class C
Trading Symbol	LDMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$167	1.62%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 6.47%, reflecting performance at the net asset value (NAV) of Class C shares with all distributions reinvested, compared to the 6.54% return of a securities market index with investment characteristics similar to those of the Fund, the JPM EMBI Global Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Allocation to Latin America. Allocation to Asia.

Top detractors from performance: Allocation to Middle East. Allocation to Central & West Asia.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	JPM EMBI Global Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,829	$10,093	$10,210
2/28/2015	$9,864	$10,179	$10,114
3/31/2015	$9,706	$10,201	$10,161
4/30/2015	$9,932	$10,368	$10,124
5/31/2015	$9,774	$10,328	$10,100
6/30/2015	$9,704	$10,167	$9,990
7/31/2015	$9,392	$10,217	$10,059
8/31/2015	$9,131	$10,124	$10,045
9/30/2015	$8,990	$9,993	$10,113
10/31/2015	$9,162	$10,267	$10,114
11/30/2015	$9,093	$10,261	$10,088
12/31/2015	$9,056	$10,118	$10,055
1/31/2016	$8,847	$10,100	$10,193
2/29/2016	$8,793	$10,292	$10,266
3/31/2016	$9,413	$10,628	$10,360
4/30/2016	$9,595	$10,817	$10,400
5/31/2016	$9,292	$10,797	$10,402
6/30/2016	$9,564	$11,162	$10,589
7/31/2016	$9,599	$11,363	$10,656
8/31/2016	$9,640	$11,566	$10,644
9/30/2016	$9,768	$11,613	$10,638
10/31/2016	$9,751	$11,468	$10,556
11/30/2016	$9,397	$10,999	$10,307
12/31/2016	$9,512	$11,145	$10,321
1/31/2017	$9,702	$11,306	$10,341
2/28/2017	$9,839	$11,533	$10,411
3/31/2017	$9,980	$11,576	$10,405
4/30/2017	$10,051	$11,749	$10,486
5/31/2017	$10,135	$11,853	$10,566
6/30/2017	$10,134	$11,836	$10,556
7/31/2017	$10,261	$11,935	$10,601
8/31/2017	$10,389	$12,146	$10,696
9/30/2017	$10,346	$12,148	$10,645
10/31/2017	$10,223	$12,193	$10,652
11/30/2017	$10,357	$12,199	$10,638
12/31/2017	$10,465	$12,289	$10,687
1/31/2018	$10,752	$12,283	$10,564
2/28/2018	$10,635	$12,039	$10,464
3/31/2018	$10,716	$12,074	$10,531
4/30/2018	$10,467	$11,898	$10,452
5/31/2018	$10,093	$11,787	$10,527
6/30/2018	$9,877	$11,646	$10,514
7/31/2018	$10,000	$11,944	$10,516
8/31/2018	$9,777	$11,737	$10,584
9/30/2018	$9,951	$11,915	$10,516
10/31/2018	$9,709	$11,658	$10,433
11/30/2018	$9,628	$11,608	$10,495
12/31/2018	$9,726	$11,765	$10,688
1/31/2019	$10,188	$12,284	$10,801
2/28/2019	$10,310	$12,407	$10,795
3/31/2019	$10,431	$12,583	$11,002
4/30/2019	$10,472	$12,614	$11,005
5/31/2019	$10,490	$12,665	$11,201
6/30/2019	$10,879	$13,096	$11,341
7/31/2019	$11,002	$13,255	$11,366
8/31/2019	$10,960	$13,354	$11,661
9/30/2019	$10,937	$13,293	$11,599
10/31/2019	$10,996	$13,330	$11,634
11/30/2019	$10,950	$13,267	$11,628
12/31/2019	$11,218	$13,534	$11,620
1/31/2020	$11,361	$13,740	$11,843
2/29/2020	$11,251	$13,607	$12,056
3/31/2020	$9,467	$11,723	$11,985
4/30/2020	$9,738	$11,986	$12,198
5/31/2020	$10,392	$12,714	$12,255
6/30/2020	$10,768	$13,160	$12,332
7/31/2020	$11,124	$13,649	$12,517
8/31/2020	$11,220	$13,719	$12,416
9/30/2020	$10,977	$13,465	$12,409
10/31/2020	$10,987	$13,461	$12,353
11/30/2020	$11,455	$13,980	$12,475
12/31/2020	$11,681	$14,246	$12,492
1/31/2021	$11,538	$14,091	$12,402
2/28/2021	$11,264	$13,731	$12,223
3/31/2021	$11,121	$13,599	$12,071
4/30/2021	$11,354	$13,900	$12,166
5/31/2021	$11,478	$14,048	$12,206
6/30/2021	$11,533	$14,151	$12,291
7/31/2021	$11,566	$14,210	$12,429
8/31/2021	$11,665	$14,349	$12,405
9/30/2021	$11,384	$14,052	$12,298
10/31/2021	$11,395	$14,055	$12,294
11/30/2021	$11,114	$13,797	$12,331
12/31/2021	$11,283	$13,990	$12,299
1/31/2022	$10,954	$13,592	$12,034
2/28/2022	$10,352	$12,702	$11,900
3/31/2022	$10,341	$12,588	$11,569
4/30/2022	$9,735	$11,884	$11,130
5/31/2022	$9,743	$11,887	$11,202
6/30/2022	$9,106	$11,149	$11,026
7/31/2022	$9,391	$11,471	$11,296
8/31/2022	$9,307	$11,363	$10,977
9/30/2022	$8,689	$10,639	$10,502
10/31/2022	$8,699	$10,656	$10,366
11/30/2022	$9,392	$11,465	$10,748
12/31/2022	$9,449	$11,502	$10,699
1/31/2023	$9,742	$11,866	$11,028
2/28/2023	$9,491	$11,604	$10,743
3/31/2023	$9,547	$11,716	$11,016
4/30/2023	$9,604	$11,778	$11,083
5/31/2023	$9,541	$11,711	$10,962
6/30/2023	$9,720	$11,972	$10,923
7/31/2023	$9,905	$12,201	$10,915
8/31/2023	$9,728	$12,018	$10,846
9/30/2023	$9,475	$11,705	$10,570
10/31/2023	$9,347	$11,546	$10,403
11/30/2023	$9,879	$12,200	$10,874
12/31/2023	$10,363	$12,778	$11,291
1/31/2024	$10,232	$12,647	$11,260
2/29/2024	$10,322	$12,771	$11,100
3/31/2024	$10,541	$13,038	$11,203
4/30/2024	$10,360	$12,767	$10,920
5/31/2024	$10,505	$12,997	$11,105
6/30/2024	$10,551	$13,077	$11,210
7/31/2024	$10,723	$13,322	$11,472
8/31/2024	$10,972	$13,630	$11,637
9/30/2024	$11,198	$13,882	$11,793
10/31/2024	$11,025	$13,644	$11,500
11/30/2024	$11,151	$13,806	$11,622
12/31/2024	$11,034	$13,613	$11,432

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	6.47%	(0.33%)	0.99%
Class C with sales charge	5.47%	(0.33%)	0.99%
JPM EMBI Global Diversified Index	6.54%	0.12%	3.13%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 110,809,312
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 559,179
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)
Total Net Assets	$110,809,312
# of Portfolio Holdings	227
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$559,179

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	4.82%
Communications	0.73%
Consumer Discretionary	1.77%
Consumer Staples	1.61%
Energy	11.72%
Financial	6.12%
Government	64.84%
Industrial	1.03%
Utilities	4.09%
Repurchase Agreements	0.87%
Money Market FundsFootnote Reference(a)	2.16%
Time DepositsFootnote Reference(a)	0.24%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054919
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Bond Fund
Class Name	Class F
Trading Symbol	LDMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$82	0.79%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 7.34%, reflecting performance at the net asset value (NAV) of Class F shares with all distributions reinvested, compared to the 6.54% return of a securities market index with investment characteristics similar to those of the Fund, the JPM EMBI Global Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Allocation to Latin America. Allocation to Asia.

Top detractors from performance: Allocation to Middle East. Allocation to Central & West Asia.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	JPM EMBI Global Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,816	$10,093	$10,210
2/28/2015	$9,875	$10,179	$10,114
3/31/2015	$9,704	$10,201	$10,161
4/30/2015	$9,937	$10,368	$10,124
5/31/2015	$9,801	$10,328	$10,100
6/30/2015	$9,736	$10,167	$9,990
7/31/2015	$9,426	$10,217	$10,059
8/31/2015	$9,168	$10,124	$10,045
9/30/2015	$9,031	$9,993	$10,113
10/31/2015	$9,193	$10,267	$10,114
11/30/2015	$9,146	$10,261	$10,088
12/31/2015	$9,114	$10,118	$10,055
1/31/2016	$8,907	$10,100	$10,193
2/29/2016	$8,857	$10,292	$10,266
3/31/2016	$9,492	$10,628	$10,360
4/30/2016	$9,682	$10,817	$10,400
5/31/2016	$9,380	$10,797	$10,402
6/30/2016	$9,660	$11,162	$10,589
7/31/2016	$9,702	$11,363	$10,656
8/31/2016	$9,749	$11,566	$10,644
9/30/2016	$9,885	$11,613	$10,638
10/31/2016	$9,874	$11,468	$10,556
11/30/2016	$9,501	$10,999	$10,307
12/31/2016	$9,641	$11,145	$10,321
1/31/2017	$9,822	$11,306	$10,341
2/28/2017	$9,986	$11,533	$10,411
3/31/2017	$10,136	$11,576	$10,405
4/30/2017	$10,195	$11,749	$10,486
5/31/2017	$10,306	$11,853	$10,566
6/30/2017	$10,310	$11,836	$10,556
7/31/2017	$10,445	$11,935	$10,601
8/31/2017	$10,583	$12,146	$10,696
9/30/2017	$10,525	$12,148	$10,645
10/31/2017	$10,425	$12,193	$10,652
11/30/2017	$10,567	$12,199	$10,638
12/31/2017	$10,685	$12,289	$10,687
1/31/2018	$10,966	$12,283	$10,564
2/28/2018	$10,872	$12,039	$10,464
3/31/2018	$10,961	$12,074	$10,531
4/30/2018	$10,711	$11,898	$10,452
5/31/2018	$10,312	$11,787	$10,527
6/30/2018	$10,095	$11,646	$10,514
7/31/2018	$10,228	$11,944	$10,516
8/31/2018	$10,023	$11,737	$10,584
9/30/2018	$10,211	$11,915	$10,516
10/31/2018	$9,967	$11,658	$10,433
11/30/2018	$9,890	$11,608	$10,495
12/31/2018	$9,998	$11,765	$10,688
1/31/2019	$10,481	$12,284	$10,801
2/28/2019	$10,613	$12,407	$10,795
3/31/2019	$10,746	$12,583	$11,002
4/30/2019	$10,795	$12,614	$11,005
5/31/2019	$10,821	$12,665	$11,201
6/30/2019	$11,210	$13,096	$11,341
7/31/2019	$11,366	$13,255	$11,366
8/31/2019	$11,308	$13,354	$11,661
9/30/2019	$11,312	$13,293	$11,599
10/31/2019	$11,381	$13,330	$11,634
11/30/2019	$11,318	$13,267	$11,628
12/31/2019	$11,605	$13,534	$11,620
1/31/2020	$11,784	$13,740	$11,843
2/29/2020	$11,655	$13,607	$12,056
3/31/2020	$9,822	$11,723	$11,985
4/30/2020	$10,111	$11,986	$12,198
5/31/2020	$10,802	$12,714	$12,255
6/30/2020	$11,202	$13,160	$12,332
7/31/2020	$11,582	$13,649	$12,517
8/31/2020	$11,691	$13,719	$12,416
9/30/2020	$11,443	$13,465	$12,409
10/31/2020	$11,461	$13,461	$12,353
11/30/2020	$11,959	$13,980	$12,475
12/31/2020	$12,205	$14,246	$12,492
1/31/2021	$12,062	$14,091	$12,402
2/28/2021	$11,781	$13,731	$12,223
3/31/2021	$11,639	$13,599	$12,071
4/30/2021	$11,892	$13,900	$12,166
5/31/2021	$12,030	$14,048	$12,206
6/30/2021	$12,097	$14,151	$12,291
7/31/2021	$12,141	$14,210	$12,429
8/31/2021	$12,253	$14,349	$12,405
9/30/2021	$11,989	$14,052	$12,298
10/31/2021	$11,985	$14,055	$12,294
11/30/2021	$11,696	$13,797	$12,331
12/31/2021	$11,884	$13,990	$12,299
1/31/2022	$11,567	$13,592	$12,034
2/28/2022	$10,936	$12,702	$11,900
3/31/2022	$10,908	$12,588	$11,569
4/30/2022	$10,272	$11,884	$11,130
5/31/2022	$10,312	$11,887	$11,202
6/30/2022	$9,640	$11,149	$11,026
7/31/2022	$9,951	$11,471	$11,296
8/31/2022	$9,869	$11,363	$10,977
9/30/2022	$9,217	$10,639	$10,502
10/31/2022	$9,234	$10,656	$10,366
11/30/2022	$9,979	$11,465	$10,748
12/31/2022	$10,048	$11,502	$10,699
1/31/2023	$10,368	$11,866	$11,028
2/28/2023	$10,106	$11,604	$10,743
3/31/2023	$10,174	$11,716	$11,016
4/30/2023	$10,241	$11,778	$11,083
5/31/2023	$10,181	$11,711	$10,962
6/30/2023	$10,380	$11,972	$10,923
7/31/2023	$10,586	$12,201	$10,915
8/31/2023	$10,403	$12,018	$10,846
9/30/2023	$10,138	$11,705	$10,570
10/31/2023	$10,006	$11,546	$10,403
11/30/2023	$10,586	$12,200	$10,874
12/31/2023	$11,115	$12,778	$11,291
1/31/2024	$10,954	$12,647	$11,260
2/29/2024	$11,085	$12,771	$11,100
3/31/2024	$11,328	$13,038	$11,203
4/30/2024	$11,140	$12,767	$10,920
5/31/2024	$11,305	$12,997	$11,105
6/30/2024	$11,362	$13,077	$11,210
7/31/2024	$11,556	$13,322	$11,472
8/31/2024	$11,833	$13,630	$11,637
9/30/2024	$12,058	$13,882	$11,793
10/31/2024	$11,906	$13,644	$11,500
11/30/2024	$12,023	$13,806	$11,622
12/31/2024	$11,931	$13,613	$11,432

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	7.34%	0.56%	1.78%
JPM EMBI Global Diversified Index	6.54%	0.12%	3.13%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 110,809,312
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 559,179
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)
Total Net Assets	$110,809,312
# of Portfolio Holdings	227
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$559,179

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	4.82%
Communications	0.73%
Consumer Discretionary	1.77%
Consumer Staples	1.61%
Energy	11.72%
Financial	6.12%
Government	64.84%
Industrial	1.03%
Utilities	4.09%
Repurchase Agreements	0.87%
Money Market FundsFootnote Reference(a)	2.16%
Time DepositsFootnote Reference(a)	0.24%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188264
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Bond Fund
Class Name	Class F3
Trading Symbol	LODMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$81	0.78%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 7.36%, reflecting performance at the net asset value (NAV) of Class F3 shares with all distributions reinvested, compared to the 6.54% return of a securities market index with investment characteristics similar to those of the Fund, the JPM EMBI Global Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Allocation to Latin America. Allocation to Asia.

Top detractors from performance: Allocation to Middle East. Allocation to Central & West Asia.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	JPM EMBI Global Diversified Index	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,073	$10,135	$10,051
5/31/2017	$10,165	$10,224	$10,128
6/30/2017	$10,170	$10,210	$10,118
7/31/2017	$10,305	$10,296	$10,162
8/31/2017	$10,441	$10,478	$10,253
9/30/2017	$10,404	$10,479	$10,204
10/31/2017	$10,287	$10,518	$10,210
11/30/2017	$10,428	$10,523	$10,197
12/31/2017	$10,545	$10,600	$10,244
1/31/2018	$10,843	$10,596	$10,126
2/28/2018	$10,731	$10,385	$10,030
3/31/2018	$10,820	$10,415	$10,094
4/30/2018	$10,574	$10,264	$10,019
5/31/2018	$10,200	$10,167	$10,091
6/30/2018	$9,986	$10,046	$10,078
7/31/2018	$10,119	$10,303	$10,080
8/31/2018	$9,918	$10,125	$10,145
9/30/2018	$10,103	$10,278	$10,080
10/31/2018	$9,862	$10,056	$10,000
11/30/2018	$9,765	$10,014	$10,060
12/31/2018	$9,893	$10,149	$10,245
1/31/2019	$10,351	$10,597	$10,354
2/28/2019	$10,482	$10,702	$10,348
3/31/2019	$10,635	$10,854	$10,546
4/30/2019	$10,663	$10,881	$10,549
5/31/2019	$10,689	$10,926	$10,736
6/30/2019	$11,095	$11,297	$10,871
7/31/2019	$11,229	$11,434	$10,895
8/31/2019	$11,193	$11,519	$11,177
9/30/2019	$11,177	$11,467	$11,118
10/31/2019	$11,266	$11,499	$11,151
11/30/2019	$11,205	$11,444	$11,146
12/31/2019	$11,490	$11,675	$11,138
1/31/2020	$11,645	$11,853	$11,352
2/29/2020	$11,539	$11,738	$11,557
3/31/2020	$9,724	$10,112	$11,489
4/30/2020	$10,011	$10,340	$11,693
5/31/2020	$10,673	$10,967	$11,747
6/30/2020	$11,070	$11,352	$11,821
7/31/2020	$11,446	$11,774	$11,998
8/31/2020	$11,555	$11,834	$11,901
9/30/2020	$11,310	$11,615	$11,894
10/31/2020	$11,328	$11,612	$11,841
11/30/2020	$11,822	$12,060	$11,958
12/31/2020	$12,066	$12,289	$11,974
1/31/2021	$11,924	$12,155	$11,888
2/28/2021	$11,646	$11,845	$11,716
3/31/2021	$11,506	$11,731	$11,570
4/30/2021	$11,757	$11,991	$11,662
5/31/2021	$11,894	$12,118	$11,700
6/30/2021	$11,960	$12,207	$11,782
7/31/2021	$12,002	$12,258	$11,914
8/31/2021	$12,114	$12,378	$11,891
9/30/2021	$11,829	$12,121	$11,788
10/31/2021	$11,848	$12,124	$11,785
11/30/2021	$11,562	$11,901	$11,820
12/31/2021	$11,748	$12,068	$11,789
1/31/2022	$11,435	$11,725	$11,535
2/28/2022	$10,810	$10,957	$11,407
3/31/2022	$10,781	$10,859	$11,090
4/30/2022	$10,151	$10,252	$10,669
5/31/2022	$10,191	$10,254	$10,738
6/30/2022	$9,526	$9,617	$10,569
7/31/2022	$9,833	$9,895	$10,828
8/31/2022	$9,752	$9,802	$10,522
9/30/2022	$9,106	$9,178	$10,067
10/31/2022	$9,123	$9,192	$9,937
11/30/2022	$9,862	$9,890	$10,302
12/31/2022	$9,929	$9,922	$10,256
1/31/2023	$10,247	$10,236	$10,571
2/28/2023	$9,987	$10,010	$10,298
3/31/2023	$10,054	$10,107	$10,559
4/30/2023	$10,121	$10,160	$10,623
5/31/2023	$10,061	$10,102	$10,508
6/30/2023	$10,259	$10,328	$10,470
7/31/2023	$10,462	$10,525	$10,463
8/31/2023	$10,281	$10,367	$10,396
9/30/2023	$10,018	$10,097	$10,132
10/31/2023	$9,888	$9,960	$9,972
11/30/2023	$10,436	$10,524	$10,424
12/31/2023	$10,986	$11,022	$10,823
1/31/2024	$10,827	$10,910	$10,793
2/29/2024	$10,957	$11,016	$10,640
3/31/2024	$11,198	$11,247	$10,739
4/30/2024	$11,011	$11,013	$10,467
5/31/2024	$11,174	$11,212	$10,645
6/30/2024	$11,231	$11,281	$10,746
7/31/2024	$11,423	$11,492	$10,997
8/31/2024	$11,698	$11,758	$11,155
9/30/2024	$11,920	$11,975	$11,304
10/31/2024	$11,770	$11,769	$11,024
11/30/2024	$11,886	$11,909	$11,140
12/31/2024	$11,795	$11,743	$10,958

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	7.36%	0.53%	2.15%
JPM EMBI Global Diversified Index	6.54%	0.12%	2.10%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.19%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 110,809,312
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 559,179
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)
Total Net Assets	$110,809,312
# of Portfolio Holdings	227
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$559,179

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	4.82%
Communications	0.73%
Consumer Discretionary	1.77%
Consumer Staples	1.61%
Energy	11.72%
Financial	6.12%
Government	64.84%
Industrial	1.03%
Utilities	4.09%
Repurchase Agreements	0.87%
Money Market FundsFootnote Reference(a)	2.16%
Time DepositsFootnote Reference(a)	0.24%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000003870
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Bond Fund
Class Name	Class I
Trading Symbol	LDMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$82	0.79%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 7.35%, reflecting performance at the net asset value (NAV) of Class I shares with all distributions reinvested, compared to the 6.54% return of a securities market index with investment characteristics similar to those of the Fund, the JPM EMBI Global Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Allocation to Latin America. Allocation to Asia.

Top detractors from performance: Allocation to Middle East. Allocation to Central & West Asia.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	JPM EMBI Global Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,817	$10,093	$10,210
2/28/2015	$9,876	$10,179	$10,114
3/31/2015	$9,722	$10,201	$10,161
4/30/2015	$9,957	$10,368	$10,124
5/31/2015	$9,804	$10,328	$10,100
6/30/2015	$9,740	$10,167	$9,990
7/31/2015	$9,430	$10,217	$10,059
8/31/2015	$9,172	$10,124	$10,045
9/30/2015	$9,036	$9,993	$10,113
10/31/2015	$9,216	$10,267	$10,114
11/30/2015	$9,152	$10,261	$10,088
12/31/2015	$9,121	$10,118	$10,055
1/31/2016	$8,914	$10,100	$10,193
2/29/2016	$8,865	$10,292	$10,266
3/31/2016	$9,502	$10,628	$10,360
4/30/2016	$9,693	$10,817	$10,400
5/31/2016	$9,391	$10,797	$10,402
6/30/2016	$9,674	$11,162	$10,589
7/31/2016	$9,716	$11,363	$10,656
8/31/2016	$9,764	$11,566	$10,644
9/30/2016	$9,901	$11,613	$10,638
10/31/2016	$9,891	$11,468	$10,556
11/30/2016	$9,535	$10,999	$10,307
12/31/2016	$9,659	$11,145	$10,321
1/31/2017	$9,841	$11,306	$10,341
2/28/2017	$10,006	$11,533	$10,411
3/31/2017	$10,158	$11,576	$10,405
4/30/2017	$10,237	$11,749	$10,486
5/31/2017	$10,330	$11,853	$10,566
6/30/2017	$10,335	$11,836	$10,556
7/31/2017	$10,472	$11,935	$10,601
8/31/2017	$10,611	$12,146	$10,696
9/30/2017	$10,574	$12,148	$10,645
10/31/2017	$10,454	$12,193	$10,652
11/30/2017	$10,598	$12,199	$10,638
12/31/2017	$10,718	$12,289	$10,687
1/31/2018	$11,020	$12,283	$10,564
2/28/2018	$10,907	$12,039	$10,464
3/31/2018	$10,997	$12,074	$10,531
4/30/2018	$10,747	$11,898	$10,452
5/31/2018	$10,367	$11,787	$10,527
6/30/2018	$10,150	$11,646	$10,514
7/31/2018	$10,285	$11,944	$10,516
8/31/2018	$10,080	$11,737	$10,584
9/30/2018	$10,267	$11,915	$10,516
10/31/2018	$10,023	$11,658	$10,433
11/30/2018	$9,924	$11,608	$10,495
12/31/2018	$10,054	$11,765	$10,688
1/31/2019	$10,520	$12,284	$10,801
2/28/2019	$10,653	$12,407	$10,795
3/31/2019	$10,808	$12,583	$11,002
4/30/2019	$10,836	$12,614	$11,005
5/31/2019	$10,863	$12,665	$11,201
6/30/2019	$11,276	$13,096	$11,341
7/31/2019	$11,411	$13,255	$11,366
8/31/2019	$11,375	$13,354	$11,661
9/30/2019	$11,358	$13,293	$11,599
10/31/2019	$11,428	$13,330	$11,634
11/30/2019	$11,387	$13,267	$11,628
12/31/2019	$11,654	$13,534	$11,620
1/31/2020	$11,834	$13,740	$11,843
2/29/2020	$11,726	$13,607	$12,056
3/31/2020	$9,881	$11,723	$11,985
4/30/2020	$10,173	$11,986	$12,198
5/31/2020	$10,845	$12,714	$12,255
6/30/2020	$11,249	$13,160	$12,332
7/31/2020	$11,631	$13,649	$12,517
8/31/2020	$11,741	$13,719	$12,416
9/30/2020	$11,492	$13,465	$12,409
10/31/2020	$11,511	$13,461	$12,353
11/30/2020	$12,012	$13,980	$12,475
12/31/2020	$12,260	$14,246	$12,492
1/31/2021	$12,116	$14,091	$12,402
2/28/2021	$11,834	$13,731	$12,223
3/31/2021	$11,691	$13,599	$12,071
4/30/2021	$11,946	$13,900	$12,166
5/31/2021	$12,085	$14,048	$12,206
6/30/2021	$12,153	$14,151	$12,291
7/31/2021	$12,196	$14,210	$12,429
8/31/2021	$12,309	$14,349	$12,405
9/30/2021	$12,019	$14,052	$12,298
10/31/2021	$12,039	$14,055	$12,294
11/30/2021	$11,749	$13,797	$12,331
12/31/2021	$11,938	$13,990	$12,299
1/31/2022	$11,619	$13,592	$12,034
2/28/2022	$10,984	$12,702	$11,900
3/31/2022	$10,955	$12,588	$11,569
4/30/2022	$10,314	$11,884	$11,130
5/31/2022	$10,355	$11,887	$11,202
6/30/2022	$9,679	$11,149	$11,026
7/31/2022	$9,991	$11,471	$11,296
8/31/2022	$9,908	$11,363	$10,977
9/30/2022	$9,252	$10,639	$10,502
10/31/2022	$9,269	$10,656	$10,366
11/30/2022	$10,019	$11,465	$10,748
12/31/2022	$10,088	$11,502	$10,699
1/31/2023	$10,410	$11,866	$11,028
2/28/2023	$10,147	$11,604	$10,743
3/31/2023	$10,215	$11,716	$11,016
4/30/2023	$10,282	$11,778	$11,083
5/31/2023	$10,222	$11,711	$10,962
6/30/2023	$10,422	$11,972	$10,923
7/31/2023	$10,629	$12,201	$10,915
8/31/2023	$10,445	$12,018	$10,846
9/30/2023	$10,178	$11,705	$10,570
10/31/2023	$10,045	$11,546	$10,403
11/30/2023	$10,629	$12,200	$10,874
12/31/2023	$11,161	$12,778	$11,291
1/31/2024	$10,999	$12,647	$11,260
2/29/2024	$11,131	$12,771	$11,100
3/31/2024	$11,375	$13,038	$11,203
4/30/2024	$11,186	$12,767	$10,920
5/31/2024	$11,352	$12,997	$11,105
6/30/2024	$11,409	$13,077	$11,210
7/31/2024	$11,604	$13,322	$11,472
8/31/2024	$11,883	$13,630	$11,637
9/30/2024	$12,109	$13,882	$11,793
10/31/2024	$11,956	$13,644	$11,500
11/30/2024	$12,074	$13,806	$11,622
12/31/2024	$11,981	$13,613	$11,432

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	7.35%	0.55%	1.82%
JPM EMBI Global Diversified Index	6.54%	0.12%	3.13%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 110,809,312
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 559,179
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)
Total Net Assets	$110,809,312
# of Portfolio Holdings	227
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$559,179

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	4.82%
Communications	0.73%
Consumer Discretionary	1.77%
Consumer Staples	1.61%
Energy	11.72%
Financial	6.12%
Government	64.84%
Industrial	1.03%
Utilities	4.09%
Repurchase Agreements	0.87%
Money Market FundsFootnote Reference(a)	2.16%
Time DepositsFootnote Reference(a)	0.24%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054921
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Bond Fund
Class Name	Class R3
Trading Symbol	LDMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$133	1.29%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 6.81%, reflecting performance at the net asset value (NAV) of Class R3 shares with all distributions reinvested, compared to the 6.54% return of a securities market index with investment characteristics similar to those of the Fund, the JPM EMBI Global Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Allocation to Latin America. Allocation to Asia.

Top detractors from performance: Allocation to Middle East. Allocation to Central & West Asia.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	JPM EMBI Global Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,813	$10,093	$10,210
2/28/2015	$9,868	$10,179	$10,114
3/31/2015	$9,694	$10,201	$10,161
4/30/2015	$9,924	$10,368	$10,124
5/31/2015	$9,785	$10,328	$10,100
6/30/2015	$9,717	$10,167	$9,990
7/31/2015	$9,404	$10,217	$10,059
8/31/2015	$9,143	$10,124	$10,045
9/30/2015	$9,003	$9,993	$10,113
10/31/2015	$9,161	$10,267	$10,114
11/30/2015	$9,111	$10,261	$10,088
12/31/2015	$9,076	$10,118	$10,055
1/31/2016	$8,867	$10,100	$10,193
2/29/2016	$8,815	$10,292	$10,266
3/31/2016	$9,445	$10,628	$10,360
4/30/2016	$9,631	$10,817	$10,400
5/31/2016	$9,327	$10,797	$10,402
6/30/2016	$9,604	$11,162	$10,589
7/31/2016	$9,642	$11,363	$10,656
8/31/2016	$9,686	$11,566	$10,644
9/30/2016	$9,818	$11,613	$10,638
10/31/2016	$9,803	$11,468	$10,556
11/30/2016	$9,447	$10,999	$10,307
12/31/2016	$9,565	$11,145	$10,321
1/31/2017	$9,742	$11,306	$10,341
2/28/2017	$9,901	$11,533	$10,411
3/31/2017	$10,048	$11,576	$10,405
4/30/2017	$10,103	$11,749	$10,486
5/31/2017	$10,210	$11,853	$10,566
6/30/2017	$10,211	$11,836	$10,556
7/31/2017	$10,342	$11,935	$10,601
8/31/2017	$10,475	$12,146	$10,696
9/30/2017	$10,414	$12,148	$10,645
10/31/2017	$10,311	$12,193	$10,652
11/30/2017	$10,449	$12,199	$10,638
12/31/2017	$10,562	$12,289	$10,687
1/31/2018	$10,836	$12,283	$10,564
2/28/2018	$10,740	$12,039	$10,464
3/31/2018	$10,824	$12,074	$10,531
4/30/2018	$10,574	$11,898	$10,452
5/31/2018	$10,196	$11,787	$10,527
6/30/2018	$9,957	$11,646	$10,514
7/31/2018	$10,106	$11,944	$10,516
8/31/2018	$9,881	$11,737	$10,584
9/30/2018	$10,060	$11,915	$10,516
10/31/2018	$9,816	$11,658	$10,433
11/30/2018	$9,736	$11,608	$10,495
12/31/2018	$9,838	$11,765	$10,688
1/31/2019	$10,312	$12,284	$10,801
2/28/2019	$10,438	$12,407	$10,795
3/31/2019	$10,564	$12,583	$11,002
4/30/2019	$10,609	$12,614	$11,005
5/31/2019	$10,630	$12,665	$11,201
6/30/2019	$11,009	$13,096	$11,341
7/31/2019	$11,158	$13,255	$11,366
8/31/2019	$11,118	$13,354	$11,661
9/30/2019	$11,097	$13,293	$11,599
10/31/2019	$11,160	$13,330	$11,634
11/30/2019	$11,116	$13,267	$11,628
12/31/2019	$11,372	$13,534	$11,620
1/31/2020	$11,542	$13,740	$11,843
2/29/2020	$11,433	$13,607	$12,056
3/31/2020	$9,630	$11,723	$11,985
4/30/2020	$9,910	$11,986	$12,198
5/31/2020	$10,561	$12,714	$12,255
6/30/2020	$10,949	$13,160	$12,332
7/31/2020	$11,316	$13,649	$12,517
8/31/2020	$11,419	$13,719	$12,416
9/30/2020	$11,172	$13,465	$12,409
10/31/2020	$11,185	$13,461	$12,353
11/30/2020	$11,668	$13,980	$12,475
12/31/2020	$11,904	$14,246	$12,492
1/31/2021	$11,759	$14,091	$12,402
2/28/2021	$11,481	$13,731	$12,223
3/31/2021	$11,338	$13,599	$12,071
4/30/2021	$11,580	$13,900	$12,166
5/31/2021	$11,710	$14,048	$12,206
6/30/2021	$11,771	$14,151	$12,291
7/31/2021	$11,808	$14,210	$12,429
8/31/2021	$11,912	$14,349	$12,405
9/30/2021	$11,627	$14,052	$12,298
10/31/2021	$11,641	$14,055	$12,294
11/30/2021	$11,355	$13,797	$12,331
12/31/2021	$11,533	$13,990	$12,299
1/31/2022	$11,220	$13,592	$12,034
2/28/2022	$10,603	$12,702	$11,900
3/31/2022	$10,570	$12,588	$11,569
4/30/2022	$9,948	$11,884	$11,130
5/31/2022	$9,983	$11,887	$11,202
6/30/2022	$9,327	$11,149	$11,026
7/31/2022	$9,624	$11,471	$11,296
8/31/2022	$9,541	$11,363	$10,977
9/30/2022	$8,905	$10,639	$10,502
10/31/2022	$8,918	$10,656	$10,366
11/30/2022	$9,636	$11,465	$10,748
12/31/2022	$9,697	$11,502	$10,699
1/31/2023	$10,003	$11,866	$11,028
2/28/2023	$9,746	$11,604	$10,743
3/31/2023	$9,807	$11,716	$11,016
4/30/2023	$9,868	$11,778	$11,083
5/31/2023	$9,806	$11,711	$10,962
6/30/2023	$9,994	$11,972	$10,923
7/31/2023	$10,188	$12,201	$10,915
8/31/2023	$10,007	$12,018	$10,846
9/30/2023	$9,747	$11,705	$10,570
10/31/2023	$9,616	$11,546	$10,403
11/30/2023	$10,146	$12,200	$10,874
12/31/2023	$10,676	$12,778	$11,291
1/31/2024	$10,517	$12,647	$11,260
2/29/2024	$10,639	$12,771	$11,100
3/31/2024	$10,868	$13,038	$11,203
4/30/2024	$10,682	$12,767	$10,920
5/31/2024	$10,836	$12,997	$11,105
6/30/2024	$10,886	$13,077	$11,210
7/31/2024	$11,067	$13,322	$11,472
8/31/2024	$11,329	$13,630	$11,637
9/30/2024	$11,540	$13,882	$11,793
10/31/2024	$11,389	$13,644	$11,500
11/30/2024	$11,496	$13,806	$11,622
12/31/2024	$11,403	$13,613	$11,432

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	6.81%	0.06%	1.32%
JPM EMBI Global Diversified Index	6.54%	0.12%	3.13%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 110,809,312
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 559,179
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)
Total Net Assets	$110,809,312
# of Portfolio Holdings	227
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$559,179

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	4.82%
Communications	0.73%
Consumer Discretionary	1.77%
Consumer Staples	1.61%
Energy	11.72%
Financial	6.12%
Government	64.84%
Industrial	1.03%
Utilities	4.09%
Repurchase Agreements	0.87%
Money Market FundsFootnote Reference(a)	2.16%
Time DepositsFootnote Reference(a)	0.24%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000158193
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Bond Fund
Class Name	Class R4
Trading Symbol	LDMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$108	1.04%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 7.08%, reflecting performance at the net asset value (NAV) of Class R4 shares with all distributions reinvested, compared to the 6.54% return of a securities market index with investment characteristics similar to those of the Fund, the JPM EMBI Global Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Allocation to Latin America. Allocation to Asia.

Top detractors from performance: Allocation to Middle East. Allocation to Central & West Asia.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	JPM EMBI Global Diversified Index	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$9,681	$10,049	$10,070
8/31/2015	$9,415	$9,958	$10,055
9/30/2015	$9,273	$9,829	$10,123
10/31/2015	$9,457	$10,099	$10,125
11/30/2015	$9,390	$10,093	$10,098
12/31/2015	$9,356	$9,953	$10,065
1/31/2016	$9,143	$9,934	$10,204
2/29/2016	$9,091	$10,124	$10,276
3/31/2016	$9,741	$10,454	$10,371
4/30/2016	$9,935	$10,639	$10,410
5/31/2016	$9,624	$10,620	$10,413
6/30/2016	$9,911	$10,979	$10,600
7/31/2016	$9,953	$11,176	$10,667
8/31/2016	$10,000	$11,376	$10,655
9/30/2016	$10,139	$11,422	$10,649
10/31/2016	$10,126	$11,280	$10,567
11/30/2016	$9,762	$10,819	$10,317
12/31/2016	$9,886	$10,963	$10,332
1/31/2017	$10,071	$11,121	$10,352
2/28/2017	$10,237	$11,344	$10,422
3/31/2017	$10,390	$11,387	$10,416
4/30/2017	$10,468	$11,556	$10,497
5/31/2017	$10,561	$11,658	$10,577
6/30/2017	$10,564	$11,642	$10,567
7/31/2017	$10,702	$11,739	$10,612
8/31/2017	$10,842	$11,947	$10,707
9/30/2017	$10,801	$11,949	$10,656
10/31/2017	$10,677	$11,993	$10,663
11/30/2017	$10,822	$11,999	$10,649
12/31/2017	$10,941	$12,087	$10,698
1/31/2018	$11,247	$12,082	$10,575
2/28/2018	$11,129	$11,842	$10,474
3/31/2018	$11,219	$11,876	$10,542
4/30/2018	$10,962	$11,703	$10,463
5/31/2018	$10,552	$11,593	$10,538
6/30/2018	$10,329	$11,455	$10,525
7/31/2018	$10,485	$11,748	$10,527
8/31/2018	$10,254	$11,545	$10,595
9/30/2018	$10,442	$11,719	$10,527
10/31/2018	$10,191	$11,467	$10,444
11/30/2018	$10,110	$11,418	$10,506
12/31/2018	$10,219	$11,572	$10,699
1/31/2019	$10,711	$12,083	$10,813
2/28/2019	$10,845	$12,203	$10,806
3/31/2019	$10,978	$12,377	$11,014
4/30/2019	$11,026	$12,407	$11,017
5/31/2019	$11,051	$12,458	$11,212
6/30/2019	$11,446	$12,881	$11,353
7/31/2019	$11,604	$13,038	$11,378
8/31/2019	$11,543	$13,135	$11,673
9/30/2019	$11,545	$13,075	$11,611
10/31/2019	$11,613	$13,112	$11,646
11/30/2019	$11,548	$13,050	$11,640
12/31/2019	$11,839	$13,312	$11,632
1/31/2020	$12,018	$13,515	$11,855
2/29/2020	$11,884	$13,384	$12,069
3/31/2020	$10,013	$11,531	$11,998
4/30/2020	$10,306	$11,790	$12,211
5/31/2020	$10,985	$12,505	$12,268
6/30/2020	$11,391	$12,945	$12,345
7/31/2020	$11,799	$13,425	$12,530
8/31/2020	$11,908	$13,494	$12,428
9/30/2020	$11,630	$13,244	$12,422
10/31/2020	$11,647	$13,240	$12,366
11/30/2020	$12,175	$13,751	$12,488
12/31/2020	$12,400	$14,012	$12,505
1/31/2021	$12,276	$13,860	$12,415
2/28/2021	$11,964	$13,506	$12,236
3/31/2021	$11,817	$13,376	$12,083
4/30/2021	$12,096	$13,673	$12,178
5/31/2021	$12,211	$13,818	$12,218
6/30/2021	$12,276	$13,919	$12,304
7/31/2021	$12,318	$13,977	$12,442
8/31/2021	$12,429	$14,114	$12,418
9/30/2021	$12,158	$13,822	$12,310
10/31/2021	$12,151	$13,825	$12,307
11/30/2021	$11,856	$13,571	$12,344
12/31/2021	$12,044	$13,761	$12,312
1/31/2022	$11,720	$13,369	$12,047
2/28/2022	$11,077	$12,494	$11,912
3/31/2022	$11,045	$12,382	$11,581
4/30/2022	$10,397	$11,689	$11,142
5/31/2022	$10,436	$11,692	$11,214
6/30/2022	$9,752	$10,966	$11,038
7/31/2022	$10,065	$11,283	$11,307
8/31/2022	$9,980	$11,176	$10,988
9/30/2022	$9,317	$10,465	$10,513
10/31/2022	$9,332	$10,481	$10,377
11/30/2022	$10,085	$11,277	$10,759
12/31/2022	$10,152	$11,314	$10,710
1/31/2023	$10,474	$11,672	$11,040
2/28/2023	$10,207	$11,414	$10,754
3/31/2023	$10,273	$11,524	$11,027
4/30/2023	$10,339	$11,585	$11,094
5/31/2023	$10,276	$11,519	$10,973
6/30/2023	$10,475	$11,776	$10,934
7/31/2023	$10,681	$12,001	$10,927
8/31/2023	$10,493	$11,821	$10,857
9/30/2023	$10,223	$11,513	$10,581
10/31/2023	$10,088	$11,357	$10,414
11/30/2023	$10,672	$12,000	$10,886
12/31/2023	$11,204	$12,568	$11,302
1/31/2024	$11,039	$12,440	$11,271
2/29/2024	$11,169	$12,562	$11,112
3/31/2024	$11,412	$12,824	$11,215
4/30/2024	$11,220	$12,558	$10,931
5/31/2024	$11,383	$12,784	$11,117
6/30/2024	$11,439	$12,863	$11,222
7/31/2024	$11,631	$13,103	$11,484
8/31/2024	$11,909	$13,407	$11,649
9/30/2024	$12,133	$13,655	$11,805
10/31/2024	$11,977	$13,420	$11,512
11/30/2024	$12,092	$13,580	$11,634
12/31/2024	$11,997	$13,390	$11,444

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	7.08%	0.27%	1.93%
JPM EMBI Global Diversified Index	6.54%	0.12%	3.12%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.43%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 110,809,312
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 559,179
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)
Total Net Assets	$110,809,312
# of Portfolio Holdings	227
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$559,179

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	4.82%
Communications	0.73%
Consumer Discretionary	1.77%
Consumer Staples	1.61%
Energy	11.72%
Financial	6.12%
Government	64.84%
Industrial	1.03%
Utilities	4.09%
Repurchase Agreements	0.87%
Money Market FundsFootnote Reference(a)	2.16%
Time DepositsFootnote Reference(a)	0.24%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000158194
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Bond Fund
Class Name	Class R5
Trading Symbol	LDMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$81	0.78%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 7.36%, reflecting performance at the net asset value (NAV) of Class R5 shares with all distributions reinvested, compared to the 6.54% return of a securities market index with investment characteristics similar to those of the Fund, the JPM EMBI Global Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Allocation to Latin America. Allocation to Asia.

Top detractors from performance: Allocation to Middle East. Allocation to Central & West Asia.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	JPM EMBI Global Diversified Index	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$9,682	$10,049	$10,070
8/31/2015	$9,418	$9,958	$10,055
9/30/2015	$9,278	$9,829	$10,123
10/31/2015	$9,464	$10,099	$10,125
11/30/2015	$9,398	$10,093	$10,098
12/31/2015	$9,366	$9,953	$10,065
1/31/2016	$9,155	$9,934	$10,204
2/29/2016	$9,122	$10,124	$10,276
3/31/2016	$9,758	$10,454	$10,371
4/30/2016	$9,955	$10,639	$10,410
5/31/2016	$9,645	$10,620	$10,413
6/30/2016	$9,935	$10,979	$10,600
7/31/2016	$9,979	$11,176	$10,667
8/31/2016	$10,029	$11,376	$10,655
9/30/2016	$10,170	$11,422	$10,649
10/31/2016	$10,160	$11,280	$10,567
11/30/2016	$9,796	$10,819	$10,317
12/31/2016	$9,922	$10,963	$10,332
1/31/2017	$10,110	$11,121	$10,352
2/28/2017	$10,279	$11,344	$10,422
3/31/2017	$10,435	$11,387	$10,416
4/30/2017	$10,517	$11,556	$10,497
5/31/2017	$10,613	$11,658	$10,577
6/30/2017	$10,618	$11,642	$10,567
7/31/2017	$10,759	$11,739	$10,612
8/31/2017	$10,902	$11,947	$10,707
9/30/2017	$10,863	$11,949	$10,656
10/31/2017	$10,741	$11,993	$10,663
11/30/2017	$10,889	$11,999	$10,649
12/31/2017	$11,011	$12,087	$10,698
1/31/2018	$11,322	$12,082	$10,575
2/28/2018	$11,206	$11,842	$10,474
3/31/2018	$11,299	$11,876	$10,542
4/30/2018	$11,043	$11,703	$10,463
5/31/2018	$10,652	$11,593	$10,538
6/30/2018	$10,429	$11,455	$10,525
7/31/2018	$10,568	$11,748	$10,527
8/31/2018	$10,358	$11,545	$10,595
9/30/2018	$10,550	$11,719	$10,527
10/31/2018	$10,299	$11,467	$10,444
11/30/2018	$10,198	$11,418	$10,506
12/31/2018	$10,331	$11,572	$10,699
1/31/2019	$10,810	$12,083	$10,813
2/28/2019	$10,947	$12,203	$10,806
3/31/2019	$11,084	$12,377	$11,014
4/30/2019	$11,135	$12,407	$11,017
5/31/2019	$11,162	$12,458	$11,212
6/30/2019	$11,564	$12,881	$11,353
7/31/2019	$11,726	$13,038	$11,378
8/31/2019	$11,689	$13,135	$11,673
9/30/2019	$11,672	$13,075	$11,611
10/31/2019	$11,743	$13,112	$11,646
11/30/2019	$11,702	$13,050	$11,640
12/31/2019	$11,976	$13,312	$11,632
1/31/2020	$12,161	$13,515	$11,855
2/29/2020	$12,050	$13,384	$12,069
3/31/2020	$10,155	$11,531	$11,998
4/30/2020	$10,454	$11,790	$12,211
5/31/2020	$11,145	$12,505	$12,268
6/30/2020	$11,560	$12,945	$12,345
7/31/2020	$11,952	$13,425	$12,530
8/31/2020	$12,066	$13,494	$12,428
9/30/2020	$11,810	$13,244	$12,422
10/31/2020	$11,830	$13,240	$12,366
11/30/2020	$12,346	$13,751	$12,488
12/31/2020	$12,601	$14,012	$12,505
1/31/2021	$12,453	$13,860	$12,415
2/28/2021	$12,163	$13,506	$12,236
3/31/2021	$12,017	$13,376	$12,083
4/30/2021	$12,280	$13,673	$12,178
5/31/2021	$12,423	$13,818	$12,218
6/30/2021	$12,493	$13,919	$12,304
7/31/2021	$12,538	$13,977	$12,442
8/31/2021	$12,655	$14,114	$12,418
9/30/2021	$12,357	$13,822	$12,310
10/31/2021	$12,377	$13,825	$12,307
11/30/2021	$12,079	$13,571	$12,344
12/31/2021	$12,274	$13,761	$12,312
1/31/2022	$11,946	$13,369	$12,047
2/28/2022	$11,294	$12,494	$11,912
3/31/2022	$11,264	$12,382	$11,581
4/30/2022	$10,606	$11,689	$11,142
5/31/2022	$10,648	$11,692	$11,214
6/30/2022	$9,953	$10,966	$11,038
7/31/2022	$10,274	$11,283	$11,307
8/31/2022	$10,189	$11,176	$10,988
9/30/2022	$9,514	$10,465	$10,513
10/31/2022	$9,532	$10,481	$10,377
11/30/2022	$10,304	$11,277	$10,759
12/31/2022	$10,375	$11,314	$10,710
1/31/2023	$10,706	$11,672	$11,040
2/28/2023	$10,435	$11,414	$10,754
3/31/2023	$10,504	$11,524	$11,027
4/30/2023	$10,574	$11,585	$11,094
5/31/2023	$10,512	$11,519	$10,973
6/30/2023	$10,718	$11,776	$10,934
7/31/2023	$10,931	$12,001	$10,927
8/31/2023	$10,742	$11,821	$10,857
9/30/2023	$10,467	$11,513	$10,581
10/31/2023	$10,331	$11,357	$10,414
11/30/2023	$10,931	$12,000	$10,886
12/31/2023	$11,478	$12,568	$11,302
1/31/2024	$11,312	$12,440	$11,271
2/29/2024	$11,448	$12,562	$11,112
3/31/2024	$11,699	$12,824	$11,215
4/30/2024	$11,505	$12,558	$10,931
5/31/2024	$11,675	$12,784	$11,117
6/30/2024	$11,735	$12,863	$11,222
7/31/2024	$11,935	$13,103	$11,484
8/31/2024	$12,221	$13,407	$11,649
9/30/2024	$12,454	$13,655	$11,805
10/31/2024	$12,298	$13,420	$11,512
11/30/2024	$12,447	$13,580	$11,634
12/31/2024	$12,323	$13,390	$11,444

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	7.36%	0.57%	2.22%
JPM EMBI Global Diversified Index	6.54%	0.12%	3.12%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.43%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 110,809,312
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 559,179
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)
Total Net Assets	$110,809,312
# of Portfolio Holdings	227
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$559,179

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	4.82%
Communications	0.73%
Consumer Discretionary	1.77%
Consumer Staples	1.61%
Energy	11.72%
Financial	6.12%
Government	64.84%
Industrial	1.03%
Utilities	4.09%
Repurchase Agreements	0.87%
Money Market FundsFootnote Reference(a)	2.16%
Time DepositsFootnote Reference(a)	0.24%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000158195
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Bond Fund
Class Name	Class R6
Trading Symbol	LDMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$81	0.78%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 7.36%, reflecting performance at the net asset value (NAV) of Class R6 shares with all distributions reinvested, compared to the 6.54% return of a securities market index with investment characteristics similar to those of the Fund, the JPM EMBI Global Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Allocation to Latin America. Allocation to Asia.

Top detractors from performance: Allocation to Middle East. Allocation to Central & West Asia.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	JPM EMBI Global Diversified Index	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$9,683	$10,049	$10,070
8/31/2015	$9,419	$9,958	$10,055
9/30/2015	$9,280	$9,829	$10,123
10/31/2015	$9,467	$10,099	$10,125
11/30/2015	$9,402	$10,093	$10,098
12/31/2015	$9,371	$9,953	$10,065
1/31/2016	$9,160	$9,934	$10,204
2/29/2016	$9,129	$10,124	$10,276
3/31/2016	$9,766	$10,454	$10,371
4/30/2016	$9,964	$10,639	$10,410
5/31/2016	$9,654	$10,620	$10,413
6/30/2016	$9,946	$10,979	$10,600
7/31/2016	$9,991	$11,176	$10,667
8/31/2016	$10,041	$11,376	$10,655
9/30/2016	$10,183	$11,422	$10,649
10/31/2016	$10,173	$11,280	$10,567
11/30/2016	$9,809	$10,819	$10,317
12/31/2016	$9,937	$10,963	$10,332
1/31/2017	$10,145	$11,121	$10,352
2/28/2017	$10,295	$11,344	$10,422
3/31/2017	$10,452	$11,387	$10,416
4/30/2017	$10,533	$11,556	$10,497
5/31/2017	$10,629	$11,658	$10,577
6/30/2017	$10,634	$11,642	$10,567
7/31/2017	$10,776	$11,739	$10,612
8/31/2017	$10,919	$11,947	$10,707
9/30/2017	$10,880	$11,949	$10,656
10/31/2017	$10,757	$11,993	$10,663
11/30/2017	$10,906	$11,999	$10,649
12/31/2017	$11,029	$12,087	$10,698
1/31/2018	$11,340	$12,082	$10,575
2/28/2018	$11,224	$11,842	$10,474
3/31/2018	$11,317	$11,876	$10,542
4/30/2018	$11,060	$11,703	$10,463
5/31/2018	$10,669	$11,593	$10,538
6/30/2018	$10,445	$11,455	$10,525
7/31/2018	$10,584	$11,748	$10,527
8/31/2018	$10,374	$11,545	$10,595
9/30/2018	$10,567	$11,719	$10,527
10/31/2018	$10,316	$11,467	$10,444
11/30/2018	$10,214	$11,418	$10,506
12/31/2018	$10,348	$11,572	$10,699
1/31/2019	$10,828	$12,083	$10,813
2/28/2019	$10,986	$12,203	$10,806
3/31/2019	$11,124	$12,377	$11,014
4/30/2019	$11,175	$12,407	$11,017
5/31/2019	$11,181	$12,458	$11,212
6/30/2019	$11,606	$12,881	$11,353
7/31/2019	$11,746	$13,038	$11,378
8/31/2019	$11,709	$13,135	$11,673
9/30/2019	$11,691	$13,075	$11,611
10/31/2019	$11,785	$13,112	$11,646
11/30/2019	$11,721	$13,050	$11,640
12/31/2019	$12,019	$13,312	$11,632
1/31/2020	$12,181	$13,515	$11,855
2/29/2020	$12,070	$13,384	$12,069
3/31/2020	$10,172	$11,531	$11,998
4/30/2020	$10,472	$11,790	$12,211
5/31/2020	$11,164	$12,505	$12,268
6/30/2020	$11,580	$12,945	$12,345
7/31/2020	$11,996	$13,425	$12,530
8/31/2020	$12,110	$13,494	$12,428
9/30/2020	$11,830	$13,244	$12,422
10/31/2020	$11,850	$13,240	$12,366
11/30/2020	$12,390	$13,751	$12,488
12/31/2020	$12,621	$14,012	$12,505
1/31/2021	$12,497	$13,860	$12,415
2/28/2021	$12,183	$13,506	$12,236
3/31/2021	$12,036	$13,376	$12,083
4/30/2021	$12,322	$13,673	$12,178
5/31/2021	$12,441	$13,818	$12,218
6/30/2021	$12,511	$13,919	$12,304
7/31/2021	$12,556	$13,977	$12,442
8/31/2021	$12,673	$14,114	$12,418
9/30/2021	$12,399	$13,822	$12,310
10/31/2021	$12,395	$13,825	$12,307
11/30/2021	$12,096	$13,571	$12,344
12/31/2021	$12,290	$13,761	$12,312
1/31/2022	$11,962	$13,369	$12,047
2/28/2022	$11,308	$12,494	$11,912
3/31/2022	$11,279	$12,382	$11,581
4/30/2022	$10,619	$11,689	$11,142
5/31/2022	$10,661	$11,692	$11,214
6/30/2022	$9,965	$10,966	$11,038
7/31/2022	$10,287	$11,283	$11,307
8/31/2022	$10,202	$11,176	$10,988
9/30/2022	$9,527	$10,465	$10,513
10/31/2022	$9,544	$10,481	$10,377
11/30/2022	$10,317	$11,277	$10,759
12/31/2022	$10,388	$11,314	$10,710
1/31/2023	$10,719	$11,672	$11,040
2/28/2023	$10,448	$11,414	$10,754
3/31/2023	$10,518	$11,524	$11,027
4/30/2023	$10,588	$11,585	$11,094
5/31/2023	$10,526	$11,519	$10,973
6/30/2023	$10,732	$11,776	$10,934
7/31/2023	$10,945	$12,001	$10,927
8/31/2023	$10,756	$11,821	$10,857
9/30/2023	$10,481	$11,513	$10,581
10/31/2023	$10,345	$11,357	$10,414
11/30/2023	$10,945	$12,000	$10,886
12/31/2023	$11,493	$12,568	$11,302
1/31/2024	$11,354	$12,440	$11,271
2/29/2024	$11,463	$12,562	$11,112
3/31/2024	$11,714	$12,824	$11,215
4/30/2024	$11,520	$12,558	$10,931
5/31/2024	$11,690	$12,784	$11,117
6/30/2024	$11,749	$12,863	$11,222
7/31/2024	$11,950	$13,103	$11,484
8/31/2024	$12,238	$13,407	$11,649
9/30/2024	$12,471	$13,655	$11,805
10/31/2024	$12,313	$13,420	$11,512
11/30/2024	$12,463	$13,580	$11,634
12/31/2024	$12,339	$13,390	$11,444

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	7.36%	0.53%	2.24%
JPM EMBI Global Diversified Index	6.54%	0.12%	3.12%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.43%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 110,809,312
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 559,179
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)
Total Net Assets	$110,809,312
# of Portfolio Holdings	227
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$559,179

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	4.82%
Communications	0.73%
Consumer Discretionary	1.77%
Consumer Staples	1.61%
Energy	11.72%
Financial	6.12%
Government	64.84%
Industrial	1.03%
Utilities	4.09%
Repurchase Agreements	0.87%
Money Market FundsFootnote Reference(a)	2.16%
Time DepositsFootnote Reference(a)	0.24%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000132114
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Corporate Debt Fund
Class Name	Class A
Trading Symbol	LCDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	1.05%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 6.52%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to the 7.63% return of a securities market index with investment characteristics similar to those of the Fund, the JPM CEMBI Broad Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Energy sector (Latin America, Asia). Government allocation (primarily sovereign debt in Africa, Middle East).

Top detractors from performance:  Sector allocation to Real Estate (Asia). Sector allocation to Basic Materials (Latin America).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	JPM CEMBI Broad Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2014	$9,776	$10,000	$10,000
1/31/2015	$9,859	$10,068	$10,210
2/28/2015	$9,982	$10,184	$10,114
3/31/2015	$9,986	$10,236	$10,161
4/30/2015	$10,158	$10,411	$10,124
5/31/2015	$10,209	$10,465	$10,100
6/30/2015	$10,082	$10,371	$9,990
7/31/2015	$10,103	$10,366	$10,059
8/31/2015	$9,976	$10,205	$10,045
9/30/2015	$9,922	$10,085	$10,113
10/31/2015	$10,130	$10,310	$10,114
11/30/2015	$10,059	$10,256	$10,088
12/31/2015	$9,949	$10,130	$10,055
1/31/2016	$9,923	$10,094	$10,193
2/29/2016	$10,030	$10,197	$10,266
3/31/2016	$10,384	$10,524	$10,360
4/30/2016	$10,564	$10,705	$10,400
5/31/2016	$10,594	$10,728	$10,402
6/30/2016	$10,757	$10,920	$10,589
7/31/2016	$10,921	$11,093	$10,656
8/31/2016	$11,072	$11,239	$10,644
9/30/2016	$11,060	$11,256	$10,638
10/31/2016	$11,040	$11,254	$10,556
11/30/2016	$10,758	$11,021	$10,307
12/31/2016	$10,847	$11,108	$10,321
1/31/2017	$11,001	$11,245	$10,341
2/28/2017	$11,178	$11,402	$10,411
3/31/2017	$11,203	$11,438	$10,405
4/30/2017	$11,328	$11,566	$10,486
5/31/2017	$11,389	$11,640	$10,566
6/30/2017	$11,400	$11,664	$10,556
7/31/2017	$11,505	$11,756	$10,601
8/31/2017	$11,649	$11,869	$10,696
9/30/2017	$11,695	$11,910	$10,645
10/31/2017	$11,757	$11,950	$10,652
11/30/2017	$11,744	$11,954	$10,638
12/31/2017	$11,773	$11,991	$10,687
1/31/2018	$11,820	$12,000	$10,564
2/28/2018	$11,679	$11,879	$10,464
3/31/2018	$11,597	$11,856	$10,531
4/30/2018	$11,516	$11,778	$10,452
5/31/2018	$11,366	$11,696	$10,527
6/30/2018	$11,246	$11,647	$10,514
7/31/2018	$11,489	$11,816	$10,516
8/31/2018	$11,281	$11,688	$10,584
9/30/2018	$11,424	$11,799	$10,516
10/31/2018	$11,332	$11,729	$10,433
11/30/2018	$11,259	$11,710	$10,495
12/31/2018	$11,343	$11,794	$10,688
1/31/2019	$11,705	$12,114	$10,801
2/28/2019	$11,855	$12,245	$10,795
3/31/2019	$11,957	$12,401	$11,002
4/30/2019	$12,059	$12,498	$11,005
5/31/2019	$12,057	$12,559	$11,201
6/30/2019	$12,386	$12,835	$11,341
7/31/2019	$12,522	$12,950	$11,366
8/31/2019	$12,422	$12,967	$11,661
9/30/2019	$12,558	$13,048	$11,599
10/31/2019	$12,651	$13,159	$11,634
11/30/2019	$12,679	$13,209	$11,628
12/31/2019	$12,880	$13,337	$11,620
1/31/2020	$13,015	$13,543	$11,843
2/29/2020	$12,924	$13,541	$12,056
3/31/2020	$11,209	$11,981	$11,985
4/30/2020	$11,714	$12,471	$12,198
5/31/2020	$12,218	$12,960	$12,255
6/30/2020	$12,556	$13,316	$12,332
7/31/2020	$12,897	$13,625	$12,517
8/31/2020	$13,033	$13,748	$12,416
9/30/2020	$12,914	$13,682	$12,409
10/31/2020	$12,973	$13,717	$12,353
11/30/2020	$13,402	$14,082	$12,475
12/31/2020	$13,625	$14,289	$12,492
1/31/2021	$13,598	$14,279	$12,402
2/28/2021	$13,565	$14,265	$12,223
3/31/2021	$13,400	$14,174	$12,071
4/30/2021	$13,471	$14,259	$12,166
5/31/2021	$13,568	$14,351	$12,206
6/30/2021	$13,646	$14,471	$12,291
7/31/2021	$13,670	$14,503	$12,429
8/31/2021	$13,788	$14,605	$12,405
9/30/2021	$13,697	$14,507	$12,298
10/31/2021	$13,639	$14,440	$12,294
11/30/2021	$13,502	$14,361	$12,331
12/31/2021	$13,571	$14,419	$12,299
1/31/2022	$13,328	$14,177	$12,034
2/28/2022	$12,742	$13,491	$11,900
3/31/2022	$12,513	$13,147	$11,569
4/30/2022	$12,142	$12,876	$11,130
5/31/2022	$12,070	$12,800	$11,202
6/30/2022	$11,623	$12,408	$11,026
7/31/2022	$11,824	$12,539	$11,296
8/31/2022	$11,901	$12,562	$10,977
9/30/2022	$11,378	$12,081	$10,502
10/31/2022	$11,213	$11,833	$10,366
11/30/2022	$11,852	$12,459	$10,748
12/31/2022	$12,053	$12,651	$10,699
1/31/2023	$12,418	$13,035	$11,028
2/28/2023	$12,137	$12,827	$10,743
3/31/2023	$12,196	$12,933	$11,016
4/30/2023	$12,293	$13,048	$11,083
5/31/2023	$12,179	$12,971	$10,962
6/30/2023	$12,275	$13,111	$10,923
7/31/2023	$12,393	$13,240	$10,915
8/31/2023	$12,271	$13,181	$10,846
9/30/2023	$12,184	$13,078	$10,570
10/31/2023	$12,001	$12,919	$10,403
11/30/2023	$12,485	$13,389	$10,874
12/31/2023	$12,892	$13,800	$11,291
1/31/2024	$12,916	$13,881	$11,260
2/29/2024	$13,013	$13,980	$11,100
3/31/2024	$13,159	$14,120	$11,203
4/30/2024	$13,016	$13,995	$10,920
5/31/2024	$13,213	$14,199	$11,105
6/30/2024	$13,290	$14,331	$11,210
7/31/2024	$13,478	$14,546	$11,472
8/31/2024	$13,669	$14,791	$11,637
9/30/2024	$13,870	$14,973	$11,793
10/31/2024	$13,754	$14,844	$11,500
11/30/2024	$13,811	$14,933	$11,622
12/31/2024	$13,732	$14,852	$11,432

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	6.52%	1.29%	3.46%
Class A with sales charge	4.13%	0.83%	3.22%
JPM CEMBI Broad Diversified Index	7.63%	2.18%	4.04%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 36,267,480
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 13,518
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)
Total Net Assets	$36,267,480
# of Portfolio Holdings	176
Portfolio Turnover Rate	93%
Total Advisory Fees Paid	$13,518

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	13.93%
Communications	5.18%
Consumer Discretionary	6.95%
Consumer Staples	5.71%
Diversified	1.11%
Energy	18.49%
Financial	19.55%
Government	7.63%
Industrial	4.92%
Materials	0.09%
Technology	2.47%
Utilities	11.87%
Repurchase Agreements	1.70%
Money Market FundsFootnote Reference(a)	0.36%
Time DepositsFootnote Reference(a)	0.04%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000132115
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Corporate Debt Fund
Class Name	Class C
Trading Symbol	LEDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$174	1.69%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 5.84%, reflecting performance at the net asset value (NAV) of Class C shares with all distributions reinvested, compared to the 7.63% return of a securities market index with investment characteristics similar to those of the Fund, the JPM CEMBI Broad Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Energy sector (Latin America, Asia). Government allocation (primarily sovereign debt in Africa, Middle East).

Top detractors from performance:  Sector allocation to Real Estate (Asia). Sector allocation to Basic Materials (Latin America).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	JPM CEMBI Broad Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,078	$10,068	$10,210
2/28/2015	$10,191	$10,184	$10,114
3/31/2015	$10,196	$10,236	$10,161
4/30/2015	$10,365	$10,411	$10,124
5/31/2015	$10,412	$10,465	$10,100
6/30/2015	$10,275	$10,371	$9,990
7/31/2015	$10,284	$10,366	$10,059
8/31/2015	$10,149	$10,205	$10,045
9/30/2015	$10,095	$10,085	$10,113
10/31/2015	$10,300	$10,310	$10,114
11/30/2015	$10,222	$10,256	$10,088
12/31/2015	$10,104	$10,130	$10,055
1/31/2016	$10,072	$10,094	$10,193
2/29/2016	$10,175	$10,197	$10,266
3/31/2016	$10,529	$10,524	$10,360
4/30/2016	$10,706	$10,705	$10,400
5/31/2016	$10,731	$10,728	$10,402
6/30/2016	$10,898	$10,920	$10,589
7/31/2016	$11,058	$11,093	$10,656
8/31/2016	$11,195	$11,239	$10,644
9/30/2016	$11,177	$11,256	$10,638
10/31/2016	$11,151	$11,254	$10,556
11/30/2016	$10,860	$11,021	$10,307
12/31/2016	$10,936	$11,108	$10,321
1/31/2017	$11,093	$11,245	$10,341
2/28/2017	$11,266	$11,402	$10,411
3/31/2017	$11,284	$11,438	$10,405
4/30/2017	$11,404	$11,566	$10,486
5/31/2017	$11,458	$11,640	$10,566
6/30/2017	$11,462	$11,664	$10,556
7/31/2017	$11,561	$11,756	$10,601
8/31/2017	$11,698	$11,869	$10,696
9/30/2017	$11,738	$11,910	$10,645
10/31/2017	$11,792	$11,950	$10,652
11/30/2017	$11,773	$11,954	$10,638
12/31/2017	$11,795	$11,991	$10,687
1/31/2018	$11,836	$12,000	$10,564
2/28/2018	$11,689	$11,879	$10,464
3/31/2018	$11,601	$11,856	$10,531
4/30/2018	$11,513	$11,778	$10,452
5/31/2018	$11,356	$11,696	$10,527
6/30/2018	$11,231	$11,647	$10,514
7/31/2018	$11,467	$11,816	$10,516
8/31/2018	$11,254	$11,688	$10,584
9/30/2018	$11,390	$11,799	$10,516
10/31/2018	$11,292	$11,729	$10,433
11/30/2018	$11,213	$11,710	$10,495
12/31/2018	$11,290	$11,794	$10,688
1/31/2019	$11,645	$12,114	$10,801
2/28/2019	$11,788	$12,245	$10,795
3/31/2019	$11,883	$12,401	$11,002
4/30/2019	$11,979	$12,498	$11,005
5/31/2019	$11,971	$12,559	$11,201
6/30/2019	$12,291	$12,835	$11,341
7/31/2019	$12,419	$12,950	$11,366
8/31/2019	$12,313	$12,967	$11,661
9/30/2019	$12,442	$13,048	$11,599
10/31/2019	$12,528	$13,159	$11,634
11/30/2019	$12,549	$13,209	$11,628
12/31/2019	$12,741	$13,337	$11,620
1/31/2020	$12,867	$13,543	$11,843
2/29/2020	$12,771	$13,541	$12,056
3/31/2020	$11,069	$11,981	$11,985
4/30/2020	$11,562	$12,471	$12,198
5/31/2020	$12,052	$12,960	$12,255
6/30/2020	$12,380	$13,316	$12,332
7/31/2020	$12,709	$13,625	$12,517
8/31/2020	$12,835	$13,748	$12,416
9/30/2020	$12,711	$13,682	$12,409
10/31/2020	$12,763	$13,717	$12,353
11/30/2020	$13,177	$14,082	$12,475
12/31/2020	$13,389	$14,289	$12,492
1/31/2021	$13,356	$14,279	$12,402
2/28/2021	$13,317	$14,265	$12,223
3/31/2021	$13,148	$14,174	$12,071
4/30/2021	$13,211	$14,259	$12,166
5/31/2021	$13,300	$14,351	$12,206
6/30/2021	$13,378	$14,471	$12,291
7/31/2021	$13,385	$14,503	$12,429
8/31/2021	$13,494	$14,605	$12,405
9/30/2021	$13,399	$14,507	$12,298
10/31/2021	$13,334	$14,440	$12,294
11/30/2021	$13,194	$14,361	$12,331
12/31/2021	$13,263	$14,419	$12,299
1/31/2022	$13,010	$14,177	$12,034
2/28/2022	$12,440	$13,491	$11,900
3/31/2022	$12,202	$13,147	$11,569
4/30/2022	$11,834	$12,876	$11,130
5/31/2022	$11,757	$12,800	$11,202
6/30/2022	$11,316	$12,408	$11,026
7/31/2022	$11,506	$12,539	$11,296
8/31/2022	$11,574	$12,562	$10,977
9/30/2022	$11,060	$12,081	$10,502
10/31/2022	$10,893	$11,833	$10,366
11/30/2022	$11,509	$12,459	$10,748
12/31/2022	$11,707	$12,651	$10,699
1/31/2023	$12,046	$13,035	$11,028
2/28/2023	$11,768	$12,827	$10,743
3/31/2023	$11,819	$12,933	$11,016
4/30/2023	$11,906	$13,048	$11,083
5/31/2023	$11,790	$12,971	$10,962
6/30/2023	$11,877	$13,111	$10,923
7/31/2023	$11,985	$13,240	$10,915
8/31/2023	$11,860	$13,181	$10,846
9/30/2023	$11,770	$13,078	$10,570
10/31/2023	$11,597	$12,919	$10,403
11/30/2023	$12,048	$13,389	$10,874
12/31/2023	$12,434	$13,800	$11,291
1/31/2024	$12,451	$13,881	$11,260
2/29/2024	$12,538	$13,980	$11,100
3/31/2024	$12,672	$14,120	$11,203
4/30/2024	$12,528	$13,995	$10,920
5/31/2024	$12,711	$14,199	$11,105
6/30/2024	$12,778	$14,331	$11,210
7/31/2024	$12,952	$14,546	$11,472
8/31/2024	$13,128	$14,791	$11,637
9/30/2024	$13,324	$14,973	$11,793
10/31/2024	$13,195	$14,844	$11,500
11/30/2024	$13,243	$14,933	$11,622
12/31/2024	$13,161	$14,852	$11,432

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	5.84%	0.65%	2.78%
Class C with sales charge	4.84%	0.65%	2.78%
JPM CEMBI Broad Diversified Index	7.63%	2.18%	4.04%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 36,267,480
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 13,518
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)
Total Net Assets	$36,267,480
# of Portfolio Holdings	176
Portfolio Turnover Rate	93%
Total Advisory Fees Paid	$13,518

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	13.93%
Communications	5.18%
Consumer Discretionary	6.95%
Consumer Staples	5.71%
Diversified	1.11%
Energy	18.49%
Financial	19.55%
Government	7.63%
Industrial	4.92%
Materials	0.09%
Technology	2.47%
Utilities	11.87%
Repurchase Agreements	1.70%
Money Market FundsFootnote Reference(a)	0.36%
Time DepositsFootnote Reference(a)	0.04%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000132116
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Corporate Debt Fund
Class Name	Class F
Trading Symbol	LCDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 6.54%, reflecting performance at the net asset value (NAV) of Class F shares with all distributions reinvested, compared to the 7.63% return of a securities market index with investment characteristics similar to those of the Fund, the JPM CEMBI Broad Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Energy sector (Latin America, Asia). Government allocation (primarily sovereign debt in Africa, Middle East).

Top detractors from performance:  Sector allocation to Real Estate (Asia). Sector allocation to Basic Materials (Latin America).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	JPM CEMBI Broad Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,092	$10,068	$10,210
2/28/2015	$10,212	$10,184	$10,114
3/31/2015	$10,217	$10,236	$10,161
4/30/2015	$10,394	$10,411	$10,124
5/31/2015	$10,446	$10,465	$10,100
6/30/2015	$10,316	$10,371	$9,990
7/31/2015	$10,339	$10,366	$10,059
8/31/2015	$10,209	$10,205	$10,045
9/30/2015	$10,155	$10,085	$10,113
10/31/2015	$10,375	$10,310	$10,114
11/30/2015	$10,295	$10,256	$10,088
12/31/2015	$10,183	$10,130	$10,055
1/31/2016	$10,163	$10,094	$10,193
2/29/2016	$10,273	$10,197	$10,266
3/31/2016	$10,637	$10,524	$10,360
4/30/2016	$10,814	$10,705	$10,400
5/31/2016	$10,846	$10,728	$10,402
6/30/2016	$11,020	$10,920	$10,589
7/31/2016	$11,189	$11,093	$10,656
8/31/2016	$11,343	$11,239	$10,644
9/30/2016	$11,325	$11,256	$10,638
10/31/2016	$11,305	$11,254	$10,556
11/30/2016	$11,017	$11,021	$10,307
12/31/2016	$11,109	$11,108	$10,321
1/31/2017	$11,268	$11,245	$10,341
2/28/2017	$11,458	$11,402	$10,411
3/31/2017	$11,477	$11,438	$10,405
4/30/2017	$11,614	$11,566	$10,486
5/31/2017	$11,677	$11,640	$10,566
6/30/2017	$11,681	$11,664	$10,556
7/31/2017	$11,791	$11,756	$10,601
8/31/2017	$11,939	$11,869	$10,696
9/30/2017	$11,987	$11,910	$10,645
10/31/2017	$12,051	$11,950	$10,652
11/30/2017	$12,047	$11,954	$10,638
12/31/2017	$12,077	$11,991	$10,687
1/31/2018	$12,119	$12,000	$10,564
2/28/2018	$11,974	$11,879	$10,464
3/31/2018	$11,891	$11,856	$10,531
4/30/2018	$11,817	$11,778	$10,452
5/31/2018	$11,664	$11,696	$10,527
6/30/2018	$11,542	$11,647	$10,514
7/31/2018	$11,784	$11,816	$10,516
8/31/2018	$11,580	$11,688	$10,584
9/30/2018	$11,727	$11,799	$10,516
10/31/2018	$11,626	$11,729	$10,433
11/30/2018	$11,559	$11,710	$10,495
12/31/2018	$11,639	$11,794	$10,688
1/31/2019	$12,011	$12,114	$10,801
2/28/2019	$12,174	$12,245	$10,795
3/31/2019	$12,272	$12,401	$11,002
4/30/2019	$12,378	$12,498	$11,005
5/31/2019	$12,385	$12,559	$11,201
6/30/2019	$12,716	$12,835	$11,341
7/31/2019	$12,864	$12,950	$11,366
8/31/2019	$12,754	$12,967	$11,661
9/30/2019	$12,903	$13,048	$11,599
10/31/2019	$12,991	$13,159	$11,634
11/30/2019	$13,021	$13,209	$11,628
12/31/2019	$13,229	$13,337	$11,620
1/31/2020	$13,368	$13,543	$11,843
2/29/2020	$13,275	$13,541	$12,056
3/31/2020	$11,514	$11,981	$11,985
4/30/2020	$12,033	$12,471	$12,198
5/31/2020	$12,561	$12,960	$12,255
6/30/2020	$12,901	$13,316	$12,332
7/31/2020	$13,261	$13,625	$12,517
8/31/2020	$13,393	$13,748	$12,416
9/30/2020	$13,280	$13,682	$12,409
10/31/2020	$13,334	$13,717	$12,353
11/30/2020	$13,775	$14,082	$12,475
12/31/2020	$14,005	$14,289	$12,492
1/31/2021	$13,979	$14,279	$12,402
2/28/2021	$13,946	$14,265	$12,223
3/31/2021	$13,787	$14,174	$12,071
4/30/2021	$13,861	$14,259	$12,166
5/31/2021	$13,953	$14,351	$12,206
6/30/2021	$14,043	$14,471	$12,291
7/31/2021	$14,059	$14,503	$12,429
8/31/2021	$14,183	$14,605	$12,405
9/30/2021	$14,090	$14,507	$12,298
10/31/2021	$14,040	$14,440	$12,294
11/30/2021	$13,892	$14,361	$12,331
12/31/2021	$13,973	$14,419	$12,299
1/31/2022	$13,715	$14,177	$12,034
2/28/2022	$13,122	$13,491	$11,900
3/31/2022	$12,888	$13,147	$11,569
4/30/2022	$12,498	$12,876	$11,130
5/31/2022	$12,424	$12,800	$11,202
6/30/2022	$11,965	$12,408	$11,026
7/31/2022	$12,174	$12,539	$11,296
8/31/2022	$12,253	$12,562	$10,977
9/30/2022	$11,716	$12,081	$10,502
10/31/2022	$11,547	$11,833	$10,366
11/30/2022	$12,216	$12,459	$10,748
12/31/2022	$12,423	$12,651	$10,699
1/31/2023	$12,801	$13,035	$11,028
2/28/2023	$12,503	$12,827	$10,743
3/31/2023	$12,564	$12,933	$11,016
4/30/2023	$12,665	$13,048	$11,083
5/31/2023	$12,549	$12,971	$10,962
6/30/2023	$12,659	$13,111	$10,923
7/31/2023	$12,771	$13,240	$10,915
8/31/2023	$12,646	$13,181	$10,846
9/30/2023	$12,557	$13,078	$10,570
10/31/2023	$12,380	$12,919	$10,403
11/30/2023	$12,880	$13,389	$10,874
12/31/2023	$13,300	$13,800	$11,291
1/31/2024	$13,317	$13,881	$11,260
2/29/2024	$13,417	$13,980	$11,100
3/31/2024	$13,569	$14,120	$11,203
4/30/2024	$13,423	$13,995	$10,920
5/31/2024	$13,627	$14,199	$11,105
6/30/2024	$13,708	$14,331	$11,210
7/31/2024	$13,914	$14,546	$11,472
8/31/2024	$14,101	$14,791	$11,637
9/30/2024	$14,320	$14,973	$11,793
10/31/2024	$14,190	$14,844	$11,500
11/30/2024	$14,250	$14,933	$11,622
12/31/2024	$14,170	$14,852	$11,432

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	6.54%	1.38%	3.55%
JPM CEMBI Broad Diversified Index	7.63%	2.18%	4.04%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 36,267,480
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 13,518
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)
Total Net Assets	$36,267,480
# of Portfolio Holdings	176
Portfolio Turnover Rate	93%
Total Advisory Fees Paid	$13,518

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	13.93%
Communications	5.18%
Consumer Discretionary	6.95%
Consumer Staples	5.71%
Diversified	1.11%
Energy	18.49%
Financial	19.55%
Government	7.63%
Industrial	4.92%
Materials	0.09%
Technology	2.47%
Utilities	11.87%
Repurchase Agreements	1.70%
Money Market FundsFootnote Reference(a)	0.36%
Time DepositsFootnote Reference(a)	0.04%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188268
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Corporate Debt Fund
Class Name	Class F3
Trading Symbol	LCDOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 6.87%, reflecting performance at the net asset value (NAV) of Class F3 shares with all distributions reinvested, compared to the 7.63% return of a securities market index with investment characteristics similar to those of the Fund, the JPM CEMBI Broad Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Energy sector (Latin America, Asia). Government allocation (primarily sovereign debt in Africa, Middle East).

Top detractors from performance:  Sector allocation to Real Estate (Asia). Sector allocation to Basic Materials (Latin America).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	JPM CEMBI Broad Diversified Index	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,097	$10,095	$10,051
5/31/2017	$10,154	$10,159	$10,128
6/30/2017	$10,167	$10,180	$10,118
7/31/2017	$10,265	$10,260	$10,162
8/31/2017	$10,396	$10,359	$10,253
9/30/2017	$10,440	$10,395	$10,204
10/31/2017	$10,499	$10,430	$10,210
11/30/2017	$10,492	$10,433	$10,197
12/31/2017	$10,521	$10,466	$10,244
1/31/2018	$10,567	$10,473	$10,126
2/28/2018	$10,444	$10,368	$10,030
3/31/2018	$10,375	$10,348	$10,094
4/30/2018	$10,305	$10,280	$10,019
5/31/2018	$10,173	$10,208	$10,091
6/30/2018	$10,069	$10,165	$10,078
7/31/2018	$10,289	$10,313	$10,080
8/31/2018	$10,106	$10,201	$10,145
9/30/2018	$10,236	$10,298	$10,080
10/31/2018	$10,156	$10,237	$10,000
11/30/2018	$10,094	$10,220	$10,060
12/31/2018	$10,172	$10,294	$10,245
1/31/2019	$10,500	$10,573	$10,354
2/28/2019	$10,637	$10,687	$10,348
3/31/2019	$10,732	$10,824	$10,546
4/30/2019	$10,827	$10,908	$10,549
5/31/2019	$10,828	$10,961	$10,736
6/30/2019	$11,127	$11,203	$10,871
7/31/2019	$11,252	$11,303	$10,895
8/31/2019	$11,165	$11,317	$11,177
9/30/2019	$11,291	$11,389	$11,118
10/31/2019	$11,378	$11,485	$11,151
11/30/2019	$11,406	$11,529	$11,146
12/31/2019	$11,590	$11,641	$11,138
1/31/2020	$11,714	$11,820	$11,352
2/29/2020	$11,636	$11,818	$11,557
3/31/2020	$10,095	$10,457	$11,489
4/30/2020	$10,552	$10,885	$11,693
5/31/2020	$11,010	$11,311	$11,747
6/30/2020	$11,318	$11,622	$11,821
7/31/2020	$11,629	$11,892	$11,998
8/31/2020	$11,755	$11,999	$11,901
9/30/2020	$11,651	$11,941	$11,894
10/31/2020	$11,709	$11,972	$11,841
11/30/2020	$12,099	$12,291	$11,958
12/31/2020	$12,304	$12,471	$11,974
1/31/2021	$12,284	$12,463	$11,888
2/28/2021	$12,258	$12,450	$11,716
3/31/2021	$12,113	$12,371	$11,570
4/30/2021	$12,181	$12,445	$11,662
5/31/2021	$12,272	$12,525	$11,700
6/30/2021	$12,347	$12,630	$11,782
7/31/2021	$12,372	$12,658	$11,914
8/31/2021	$12,483	$12,747	$11,891
9/30/2021	$12,404	$12,662	$11,788
10/31/2021	$12,355	$12,603	$11,785
11/30/2021	$12,236	$12,534	$11,820
12/31/2021	$12,302	$12,585	$11,789
1/31/2022	$12,086	$12,374	$11,535
2/28/2022	$11,565	$11,775	$11,407
3/31/2022	$11,353	$11,475	$11,090
4/30/2022	$11,020	$11,239	$10,669
5/31/2022	$10,957	$11,172	$10,738
6/30/2022	$10,555	$10,830	$10,569
7/31/2022	$10,741	$10,944	$10,828
8/31/2022	$10,814	$10,964	$10,522
9/30/2022	$10,342	$10,544	$10,067
10/31/2022	$10,194	$10,328	$9,937
11/30/2022	$10,779	$10,874	$10,302
12/31/2022	$10,964	$11,041	$10,256
1/31/2023	$11,300	$11,377	$10,571
2/28/2023	$11,047	$11,195	$10,298
3/31/2023	$11,104	$11,288	$10,559
4/30/2023	$11,195	$11,388	$10,623
5/31/2023	$11,095	$11,321	$10,508
6/30/2023	$11,186	$11,444	$10,470
7/31/2023	$11,297	$11,555	$10,463
8/31/2023	$11,189	$11,504	$10,396
9/30/2023	$11,113	$11,414	$10,132
10/31/2023	$10,950	$11,275	$9,972
11/30/2023	$11,394	$11,686	$10,424
12/31/2023	$11,769	$12,044	$10,823
1/31/2024	$11,795	$12,115	$10,793
2/29/2024	$11,886	$12,202	$10,640
3/31/2024	$12,024	$12,324	$10,739
4/30/2024	$11,897	$12,215	$10,467
5/31/2024	$12,080	$12,393	$10,645
6/30/2024	$12,145	$12,508	$10,746
7/31/2024	$12,330	$12,695	$10,997
8/31/2024	$12,508	$12,910	$11,155
9/30/2024	$12,695	$13,068	$11,304
10/31/2024	$12,591	$12,956	$11,024
11/30/2024	$12,646	$13,034	$11,140
12/31/2024	$12,577	$12,963	$10,958

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	6.87%	1.65%	3.01%
JPM CEMBI Broad Diversified Index	7.63%	2.18%	3.41%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.19%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 36,267,480
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 13,518
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)
Total Net Assets	$36,267,480
# of Portfolio Holdings	176
Portfolio Turnover Rate	93%
Total Advisory Fees Paid	$13,518

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	13.93%
Communications	5.18%
Consumer Discretionary	6.95%
Consumer Staples	5.71%
Diversified	1.11%
Energy	18.49%
Financial	19.55%
Government	7.63%
Industrial	4.92%
Materials	0.09%
Technology	2.47%
Utilities	11.87%
Repurchase Agreements	1.70%
Money Market FundsFootnote Reference(a)	0.36%
Time DepositsFootnote Reference(a)	0.04%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. For more information contact 888-522-2388.

Expenses: As of May 1, 2024, the expense limitation on total net annual operating expenses increased from 0.70% to 0.76% as part of the annual review of transfer agency expense.

Material Fund Change Expenses [Text Block]	Expenses: As of May 1, 2024, the expense limitation on total net annual operating expenses increased from 0.70% to 0.76% as part of the annual review of transfer agency expense.
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since December 31, 2024. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000132117
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Corporate Debt Fund
Class Name	Class I
Trading Symbol	LCDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 6.73%, reflecting performance at the net asset value (NAV) of Class I shares with all distributions reinvested, compared to the 7.63% return of a securities market index with investment characteristics similar to those of the Fund, the JPM CEMBI Broad Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Energy sector (Latin America, Asia). Government allocation (primarily sovereign debt in Africa, Middle East).

Top detractors from performance:  Sector allocation to Real Estate (Asia). Sector allocation to Basic Materials (Latin America).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	JPM CEMBI Broad Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,086	$10,068	$10,210
2/28/2015	$10,214	$10,184	$10,114
3/31/2015	$10,219	$10,236	$10,161
4/30/2015	$10,397	$10,411	$10,124
5/31/2015	$10,452	$10,465	$10,100
6/30/2015	$10,323	$10,371	$9,990
7/31/2015	$10,347	$10,366	$10,059
8/31/2015	$10,219	$10,205	$10,045
9/30/2015	$10,166	$10,085	$10,113
10/31/2015	$10,380	$10,310	$10,114
11/30/2015	$10,309	$10,256	$10,088
12/31/2015	$10,198	$10,130	$10,055
1/31/2016	$10,173	$10,094	$10,193
2/29/2016	$10,284	$10,197	$10,266
3/31/2016	$10,657	$10,524	$10,360
4/30/2016	$10,836	$10,705	$10,400
5/31/2016	$10,869	$10,728	$10,402
6/30/2016	$11,038	$10,920	$10,589
7/31/2016	$11,215	$11,093	$10,656
8/31/2016	$11,364	$11,239	$10,644
9/30/2016	$11,354	$11,256	$10,638
10/31/2016	$11,336	$11,254	$10,556
11/30/2016	$11,048	$11,021	$10,307
12/31/2016	$11,134	$11,108	$10,321
1/31/2017	$11,302	$11,245	$10,341
2/28/2017	$11,486	$11,402	$10,411
3/31/2017	$11,513	$11,438	$10,405
4/30/2017	$11,644	$11,566	$10,486
5/31/2017	$11,708	$11,640	$10,566
6/30/2017	$11,722	$11,664	$10,556
7/31/2017	$11,832	$11,756	$10,601
8/31/2017	$11,982	$11,869	$10,696
9/30/2017	$12,032	$11,910	$10,645
10/31/2017	$12,097	$11,950	$10,652
11/30/2017	$12,086	$11,954	$10,638
12/31/2017	$12,118	$11,991	$10,687
1/31/2018	$12,169	$12,000	$10,564
2/28/2018	$12,025	$11,879	$10,464
3/31/2018	$11,942	$11,856	$10,531
4/30/2018	$11,861	$11,778	$10,452
5/31/2018	$11,708	$11,696	$10,527
6/30/2018	$11,587	$11,647	$10,514
7/31/2018	$11,839	$11,816	$10,516
8/31/2018	$11,627	$11,688	$10,584
9/30/2018	$11,776	$11,799	$10,516
10/31/2018	$11,684	$11,729	$10,433
11/30/2018	$11,609	$11,710	$10,495
12/31/2018	$11,698	$11,794	$10,688
1/31/2019	$12,066	$12,114	$10,801
2/28/2019	$12,223	$12,245	$10,795
3/31/2019	$12,330	$12,401	$11,002
4/30/2019	$12,437	$12,498	$11,005
5/31/2019	$12,437	$12,559	$11,201
6/30/2019	$12,778	$12,835	$11,341
7/31/2019	$12,920	$12,950	$11,366
8/31/2019	$12,819	$12,967	$11,661
9/30/2019	$12,961	$13,048	$11,599
10/31/2019	$13,059	$13,159	$11,634
11/30/2019	$13,089	$13,209	$11,628
12/31/2019	$13,299	$13,337	$11,620
1/31/2020	$13,440	$13,543	$11,843
2/29/2020	$13,348	$13,541	$12,056
3/31/2020	$11,568	$11,981	$11,985
4/30/2020	$12,092	$12,471	$12,198
5/31/2020	$12,623	$12,960	$12,255
6/30/2020	$12,974	$13,316	$12,332
7/31/2020	$13,328	$13,625	$12,517
8/31/2020	$13,462	$13,748	$12,416
9/30/2020	$13,350	$13,682	$12,409
10/31/2020	$13,405	$13,717	$12,353
11/30/2020	$13,850	$14,082	$12,475
12/31/2020	$14,083	$14,289	$12,492
1/31/2021	$14,058	$14,279	$12,402
2/28/2021	$14,025	$14,265	$12,223
3/31/2021	$13,866	$14,174	$12,071
4/30/2021	$13,942	$14,259	$12,166
5/31/2021	$14,036	$14,351	$12,206
6/30/2021	$14,128	$14,471	$12,291
7/31/2021	$14,145	$14,503	$12,429
8/31/2021	$14,271	$14,605	$12,405
9/30/2021	$14,179	$14,507	$12,298
10/31/2021	$14,129	$14,440	$12,294
11/30/2021	$13,980	$14,361	$12,331
12/31/2021	$14,064	$14,419	$12,299
1/31/2022	$13,805	$14,177	$12,034
2/28/2022	$13,208	$13,491	$11,900
3/31/2022	$12,963	$13,147	$11,569
4/30/2022	$12,580	$12,876	$11,130
5/31/2022	$12,507	$12,800	$11,202
6/30/2022	$12,045	$12,408	$11,026
7/31/2022	$12,257	$12,539	$11,296
8/31/2022	$12,338	$12,562	$10,977
9/30/2022	$11,797	$12,081	$10,502
10/31/2022	$11,627	$11,833	$10,366
11/30/2022	$12,294	$12,459	$10,748
12/31/2022	$12,514	$12,651	$10,699
1/31/2023	$12,886	$13,035	$11,028
2/28/2023	$12,596	$12,827	$10,743
3/31/2023	$12,659	$12,933	$11,016
4/30/2023	$12,751	$13,048	$11,083
5/31/2023	$12,646	$12,971	$10,962
6/30/2023	$12,747	$13,111	$10,923
7/31/2023	$12,872	$13,240	$10,915
8/31/2023	$12,747	$13,181	$10,846
9/30/2023	$12,658	$13,078	$10,570
10/31/2023	$12,470	$12,919	$10,403
11/30/2023	$12,976	$13,389	$10,874
12/31/2023	$13,401	$13,800	$11,291
1/31/2024	$13,429	$13,881	$11,260
2/29/2024	$13,531	$13,980	$11,100
3/31/2024	$13,686	$14,120	$11,203
4/30/2024	$13,539	$13,995	$10,920
5/31/2024	$13,736	$14,199	$11,105
6/30/2024	$13,819	$14,331	$11,210
7/31/2024	$14,028	$14,546	$11,472
8/31/2024	$14,229	$14,791	$11,637
9/30/2024	$14,441	$14,973	$11,793
10/31/2024	$14,321	$14,844	$11,500
11/30/2024	$14,373	$14,933	$11,622
12/31/2024	$14,304	$14,852	$11,432

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	6.73%	1.47%	3.64%
JPM CEMBI Broad Diversified Index	7.63%	2.18%	4.04%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 36,267,480
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 13,518
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)
Total Net Assets	$36,267,480
# of Portfolio Holdings	176
Portfolio Turnover Rate	93%
Total Advisory Fees Paid	$13,518

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	13.93%
Communications	5.18%
Consumer Discretionary	6.95%
Consumer Staples	5.71%
Diversified	1.11%
Energy	18.49%
Financial	19.55%
Government	7.63%
Industrial	4.92%
Materials	0.09%
Technology	2.47%
Utilities	11.87%
Repurchase Agreements	1.70%
Money Market FundsFootnote Reference(a)	0.36%
Time DepositsFootnote Reference(a)	0.04%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000132119
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Corporate Debt Fund
Class Name	Class R3
Trading Symbol	LCDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$139	1.35%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 6.19%, reflecting performance at the net asset value (NAV) of Class R3 shares with all distributions reinvested, compared to the 7.63% return of a securities market index with investment characteristics similar to those of the Fund, the JPM CEMBI Broad Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Energy sector (Latin America, Asia). Government allocation (primarily sovereign debt in Africa, Middle East).

Top detractors from performance:  Sector allocation to Real Estate (Asia). Sector allocation to Basic Materials (Latin America).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	JPM CEMBI Broad Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,086	$10,068	$10,210
2/28/2015	$10,214	$10,184	$10,114
3/31/2015	$10,219	$10,236	$10,161
4/30/2015	$10,397	$10,411	$10,124
5/31/2015	$10,452	$10,465	$10,100
6/30/2015	$10,323	$10,371	$9,990
7/31/2015	$10,347	$10,366	$10,059
8/31/2015	$10,212	$10,205	$10,045
9/30/2015	$10,166	$10,085	$10,113
10/31/2015	$10,380	$10,310	$10,114
11/30/2015	$10,309	$10,256	$10,088
12/31/2015	$10,198	$10,130	$10,055
1/31/2016	$10,173	$10,094	$10,193
2/29/2016	$10,285	$10,197	$10,266
3/31/2016	$10,650	$10,524	$10,360
4/30/2016	$10,836	$10,705	$10,400
5/31/2016	$10,869	$10,728	$10,402
6/30/2016	$11,038	$10,920	$10,589
7/31/2016	$11,209	$11,093	$10,656
8/31/2016	$11,365	$11,239	$10,644
9/30/2016	$11,354	$11,256	$10,638
10/31/2016	$11,336	$11,254	$10,556
11/30/2016	$11,048	$11,021	$10,307
12/31/2016	$11,134	$11,108	$10,321
1/31/2017	$11,302	$11,245	$10,341
2/28/2017	$11,486	$11,402	$10,411
3/31/2017	$11,514	$11,438	$10,405
4/30/2017	$11,645	$11,566	$10,486
5/31/2017	$11,709	$11,640	$10,566
6/30/2017	$11,715	$11,664	$10,556
7/31/2017	$11,833	$11,756	$10,601
8/31/2017	$11,976	$11,869	$10,696
9/30/2017	$12,032	$11,910	$10,645
10/31/2017	$12,090	$11,950	$10,652
11/30/2017	$12,087	$11,954	$10,638
12/31/2017	$12,119	$11,991	$10,687
1/31/2018	$12,161	$12,000	$10,564
2/28/2018	$12,025	$11,879	$10,464
3/31/2018	$11,935	$11,856	$10,531
4/30/2018	$11,861	$11,778	$10,452
5/31/2018	$11,709	$11,696	$10,527
6/30/2018	$11,588	$11,647	$10,514
7/31/2018	$11,840	$11,816	$10,516
8/31/2018	$11,628	$11,688	$10,584
9/30/2018	$11,777	$11,799	$10,516
10/31/2018	$11,676	$11,729	$10,433
11/30/2018	$11,610	$11,710	$10,495
12/31/2018	$11,691	$11,794	$10,688
1/31/2019	$12,070	$12,114	$10,801
2/28/2019	$12,222	$12,245	$10,795
3/31/2019	$12,324	$12,401	$11,002
4/30/2019	$12,418	$12,498	$11,005
5/31/2019	$12,421	$12,559	$11,201
6/30/2019	$12,757	$12,835	$11,341
7/31/2019	$12,894	$12,950	$11,366
8/31/2019	$12,787	$12,967	$11,661
9/30/2019	$12,925	$13,048	$11,599
10/31/2019	$13,009	$13,159	$11,634
11/30/2019	$13,043	$13,209	$11,628
12/31/2019	$13,247	$13,337	$11,620
1/31/2020	$13,373	$13,543	$11,843
2/29/2020	$13,285	$13,541	$12,056
3/31/2020	$11,510	$11,981	$11,985
4/30/2020	$12,035	$12,471	$12,198
5/31/2020	$12,549	$12,960	$12,255
6/30/2020	$12,894	$13,316	$12,332
7/31/2020	$13,241	$13,625	$12,517
8/31/2020	$13,377	$13,748	$12,416
9/30/2020	$13,251	$13,682	$12,409
10/31/2020	$13,309	$13,717	$12,353
11/30/2020	$13,736	$14,082	$12,475
12/31/2020	$13,971	$14,289	$12,492
1/31/2021	$13,940	$14,279	$12,402
2/28/2021	$13,902	$14,265	$12,223
3/31/2021	$13,730	$14,174	$12,071
4/30/2021	$13,800	$14,259	$12,166
5/31/2021	$13,896	$14,351	$12,206
6/30/2021	$13,972	$14,471	$12,291
7/31/2021	$13,984	$14,503	$12,429
8/31/2021	$14,102	$14,605	$12,405
9/30/2021	$14,014	$14,507	$12,298
10/31/2021	$13,951	$14,440	$12,294
11/30/2021	$13,799	$14,361	$12,331
12/31/2021	$13,875	$14,419	$12,299
1/31/2022	$13,614	$14,177	$12,034
2/28/2022	$13,020	$13,491	$11,900
3/31/2022	$12,784	$13,147	$11,569
4/30/2022	$12,392	$12,876	$11,130
5/31/2022	$12,315	$12,800	$11,202
6/30/2022	$11,856	$12,408	$11,026
7/31/2022	$12,059	$12,539	$11,296
8/31/2022	$12,143	$12,562	$10,977
9/30/2022	$11,607	$12,081	$10,502
10/31/2022	$11,425	$11,833	$10,366
11/30/2022	$12,084	$12,459	$10,748
12/31/2022	$12,286	$12,651	$10,699
1/31/2023	$12,655	$13,035	$11,028
2/28/2023	$12,366	$12,827	$10,743
3/31/2023	$12,422	$12,933	$11,016
4/30/2023	$12,508	$13,048	$11,083
5/31/2023	$12,399	$12,971	$10,962
6/30/2023	$12,494	$13,111	$10,923
7/31/2023	$12,601	$13,240	$10,915
8/31/2023	$12,483	$13,181	$10,846
9/30/2023	$12,392	$13,078	$10,570
10/31/2023	$12,202	$12,919	$10,403
11/30/2023	$12,691	$13,389	$10,874
12/31/2023	$13,101	$13,800	$11,291
1/31/2024	$13,122	$13,881	$11,260
2/29/2024	$13,217	$13,980	$11,100
3/31/2024	$13,362	$14,120	$11,203
4/30/2024	$13,214	$13,995	$10,920
5/31/2024	$13,400	$14,199	$11,105
6/30/2024	$13,475	$14,331	$11,210
7/31/2024	$13,673	$14,546	$11,472
8/31/2024	$13,863	$14,791	$11,637
9/30/2024	$14,064	$14,973	$11,793
10/31/2024	$13,942	$14,844	$11,500
11/30/2024	$13,986	$14,933	$11,622
12/31/2024	$13,913	$14,852	$11,432

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	6.19%	0.99%	3.36%
JPM CEMBI Broad Diversified Index	7.63%	2.18%	4.04%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 36,267,480
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 13,518
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)
Total Net Assets	$36,267,480
# of Portfolio Holdings	176
Portfolio Turnover Rate	93%
Total Advisory Fees Paid	$13,518

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	13.93%
Communications	5.18%
Consumer Discretionary	6.95%
Consumer Staples	5.71%
Diversified	1.11%
Energy	18.49%
Financial	19.55%
Government	7.63%
Industrial	4.92%
Materials	0.09%
Technology	2.47%
Utilities	11.87%
Repurchase Agreements	1.70%
Money Market FundsFootnote Reference(a)	0.36%
Time DepositsFootnote Reference(a)	0.04%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000158199
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Corporate Debt Fund
Class Name	Class R4
Trading Symbol	LCDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$114	1.10%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 6.39%, reflecting performance at the net asset value (NAV) of Class R4 shares with all distributions reinvested, compared to the 7.63% return of a securities market index with investment characteristics similar to those of the Fund, the JPM CEMBI Broad Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Energy sector (Latin America, Asia). Government allocation (primarily sovereign debt in Africa, Middle East).

Top detractors from performance:  Sector allocation to Real Estate (Asia). Sector allocation to Basic Materials (Latin America).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	JPM CEMBI Broad Diversified Index	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,021	$9,995	$10,070
8/31/2015	$9,888	$9,840	$10,055
9/30/2015	$9,841	$9,724	$10,123
10/31/2015	$10,047	$9,941	$10,125
11/30/2015	$9,976	$9,889	$10,098
12/31/2015	$9,867	$9,768	$10,065
1/31/2016	$9,840	$9,733	$10,204
2/29/2016	$9,946	$9,833	$10,276
3/31/2016	$10,297	$10,147	$10,371
4/30/2016	$10,475	$10,323	$10,410
5/31/2016	$10,505	$10,345	$10,413
6/30/2016	$10,666	$10,529	$10,600
7/31/2016	$10,829	$10,696	$10,667
8/31/2016	$10,977	$10,837	$10,655
9/30/2016	$10,965	$10,853	$10,649
10/31/2016	$10,946	$10,852	$10,567
11/30/2016	$10,666	$10,627	$10,317
12/31/2016	$10,746	$10,711	$10,332
1/31/2017	$10,906	$10,843	$10,352
2/28/2017	$11,081	$10,994	$10,422
3/31/2017	$11,106	$11,029	$10,416
4/30/2017	$11,230	$11,153	$10,497
5/31/2017	$11,289	$11,224	$10,577
6/30/2017	$11,300	$11,247	$10,567
7/31/2017	$11,404	$11,335	$10,612
8/31/2017	$11,539	$11,445	$10,707
9/30/2017	$11,591	$11,484	$10,656
10/31/2017	$11,644	$11,523	$10,663
11/30/2017	$11,639	$11,526	$10,649
12/31/2017	$11,667	$11,563	$10,698
1/31/2018	$11,706	$11,571	$10,575
2/28/2018	$11,566	$11,454	$10,474
3/31/2018	$11,484	$11,432	$10,542
4/30/2018	$11,410	$11,357	$10,463
5/31/2018	$11,261	$11,278	$10,538
6/30/2018	$11,142	$11,230	$10,525
7/31/2018	$11,374	$11,393	$10,527
8/31/2018	$11,176	$11,270	$10,595
9/30/2018	$11,317	$11,377	$10,527
10/31/2018	$11,218	$11,309	$10,444
11/30/2018	$11,152	$11,291	$10,506
12/31/2018	$11,228	$11,372	$10,699
1/31/2019	$11,586	$11,681	$10,813
2/28/2019	$11,742	$11,807	$10,806
3/31/2019	$11,842	$11,958	$11,014
4/30/2019	$11,935	$12,051	$11,017
5/31/2019	$11,941	$12,110	$11,212
6/30/2019	$12,258	$12,377	$11,353
7/31/2019	$12,400	$12,487	$11,378
8/31/2019	$12,293	$12,503	$11,673
9/30/2019	$12,436	$12,582	$11,611
10/31/2019	$12,519	$12,689	$11,646
11/30/2019	$12,546	$12,737	$11,640
12/31/2019	$12,745	$12,860	$11,632
1/31/2020	$12,878	$13,058	$11,855
2/29/2020	$12,788	$13,057	$12,069
3/31/2020	$11,089	$11,553	$11,998
4/30/2020	$11,588	$12,026	$12,211
5/31/2020	$12,095	$12,496	$12,268
6/30/2020	$12,422	$12,840	$12,345
7/31/2020	$12,758	$13,138	$12,530
8/31/2020	$12,892	$13,256	$12,428
9/30/2020	$12,782	$13,193	$12,422
10/31/2020	$12,832	$13,226	$12,366
11/30/2020	$13,256	$13,579	$12,488
12/31/2020	$13,477	$13,778	$12,505
1/31/2021	$13,450	$13,769	$12,415
2/28/2021	$13,416	$13,755	$12,236
3/31/2021	$13,253	$13,667	$12,083
4/30/2021	$13,331	$13,749	$12,178
5/31/2021	$13,418	$13,838	$12,218
6/30/2021	$13,504	$13,954	$12,304
7/31/2021	$13,518	$13,984	$12,442
8/31/2021	$13,634	$14,083	$12,418
9/30/2021	$13,544	$13,989	$12,310
10/31/2021	$13,494	$13,924	$12,307
11/30/2021	$13,350	$13,847	$12,344
12/31/2021	$13,427	$13,903	$12,312
1/31/2022	$13,177	$13,670	$12,047
2/28/2022	$12,605	$13,009	$11,912
3/31/2022	$12,369	$12,677	$11,581
4/30/2022	$12,001	$12,416	$11,142
5/31/2022	$11,929	$12,343	$11,214
6/30/2022	$11,487	$11,965	$11,038
7/31/2022	$11,686	$12,091	$11,307
8/31/2022	$11,761	$12,113	$10,988
9/30/2022	$11,243	$11,649	$10,513
10/31/2022	$11,079	$11,410	$10,377
11/30/2022	$11,711	$12,013	$10,759
12/31/2022	$11,918	$12,198	$10,710
1/31/2023	$12,279	$12,569	$11,040
2/28/2023	$11,991	$12,368	$10,754
3/31/2023	$12,048	$12,471	$11,027
4/30/2023	$12,143	$12,581	$11,094
5/31/2023	$12,040	$12,508	$10,973
6/30/2023	$12,135	$12,643	$10,934
7/31/2023	$12,241	$12,766	$10,927
8/31/2023	$12,119	$12,709	$10,857
9/30/2023	$12,043	$12,610	$10,581
10/31/2023	$11,862	$12,457	$10,414
11/30/2023	$12,340	$12,910	$10,886
12/31/2023	$12,741	$13,306	$11,302
1/31/2024	$12,756	$13,385	$11,271
2/29/2024	$12,850	$13,480	$11,112
3/31/2024	$12,994	$13,615	$11,215
4/30/2024	$12,853	$13,495	$10,931
5/31/2024	$13,047	$13,691	$11,117
6/30/2024	$13,122	$13,819	$11,222
7/31/2024	$13,318	$14,026	$11,484
8/31/2024	$13,495	$14,263	$11,649
9/30/2024	$13,704	$14,437	$11,805
10/31/2024	$13,577	$14,313	$11,512
11/30/2024	$13,633	$14,400	$11,634
12/31/2024	$13,555	$14,322	$11,444

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	6.39%	1.24%	3.25%
JPM CEMBI Broad Diversified Index	7.63%	2.18%	3.85%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.43%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 36,267,480
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 13,518
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)
Total Net Assets	$36,267,480
# of Portfolio Holdings	176
Portfolio Turnover Rate	93%
Total Advisory Fees Paid	$13,518

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	13.93%
Communications	5.18%
Consumer Discretionary	6.95%
Consumer Staples	5.71%
Diversified	1.11%
Energy	18.49%
Financial	19.55%
Government	7.63%
Industrial	4.92%
Materials	0.09%
Technology	2.47%
Utilities	11.87%
Repurchase Agreements	1.70%
Money Market FundsFootnote Reference(a)	0.36%
Time DepositsFootnote Reference(a)	0.04%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000158200
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Corporate Debt Fund
Class Name	Class R5
Trading Symbol	LCDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 6.73%, reflecting performance at the net asset value (NAV) of Class R5 shares with all distributions reinvested, compared to the 7.63% return of a securities market index with investment characteristics similar to those of the Fund, the JPM CEMBI Broad Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Energy sector (Latin America, Asia). Government allocation (primarily sovereign debt in Africa, Middle East).

Top detractors from performance:  Sector allocation to Real Estate (Asia). Sector allocation to Basic Materials (Latin America).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	JPM CEMBI Broad Diversified Index	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,024	$9,995	$10,070
8/31/2015	$9,893	$9,840	$10,055
9/30/2015	$9,848	$9,724	$10,123
10/31/2015	$10,056	$9,941	$10,125
11/30/2015	$9,987	$9,889	$10,098
12/31/2015	$9,879	$9,768	$10,065
1/31/2016	$9,855	$9,733	$10,204
2/29/2016	$9,963	$9,833	$10,276
3/31/2016	$10,324	$10,147	$10,371
4/30/2016	$10,498	$10,323	$10,410
5/31/2016	$10,530	$10,345	$10,413
6/30/2016	$10,694	$10,529	$10,600
7/31/2016	$10,865	$10,696	$10,667
8/31/2016	$11,010	$10,837	$10,655
9/30/2016	$11,000	$10,853	$10,649
10/31/2016	$10,982	$10,852	$10,567
11/30/2016	$10,703	$10,627	$10,317
12/31/2016	$10,787	$10,711	$10,332
1/31/2017	$10,949	$10,843	$10,352
2/28/2017	$11,127	$10,994	$10,422
3/31/2017	$11,154	$11,029	$10,416
4/30/2017	$11,281	$11,153	$10,497
5/31/2017	$11,343	$11,224	$10,577
6/30/2017	$11,356	$11,247	$10,567
7/31/2017	$11,464	$11,335	$10,612
8/31/2017	$11,608	$11,445	$10,707
9/30/2017	$11,656	$11,484	$10,656
10/31/2017	$11,720	$11,523	$10,663
11/30/2017	$11,710	$11,526	$10,649
12/31/2017	$11,740	$11,563	$10,698
1/31/2018	$11,789	$11,571	$10,575
2/28/2018	$11,650	$11,454	$10,474
3/31/2018	$11,571	$11,432	$10,542
4/30/2018	$11,492	$11,357	$10,463
5/31/2018	$11,344	$11,278	$10,538
6/30/2018	$11,226	$11,230	$10,525
7/31/2018	$11,471	$11,393	$10,527
8/31/2018	$11,266	$11,270	$10,595
9/30/2018	$11,410	$11,377	$10,527
10/31/2018	$11,320	$11,309	$10,444
11/30/2018	$11,249	$11,291	$10,506
12/31/2018	$11,335	$11,372	$10,699
1/31/2019	$11,699	$11,681	$10,813
2/28/2019	$11,850	$11,807	$10,806
3/31/2019	$11,954	$11,958	$11,014
4/30/2019	$12,059	$12,051	$11,017
5/31/2019	$12,059	$12,110	$11,212
6/30/2019	$12,390	$12,377	$11,353
7/31/2019	$12,528	$12,487	$11,378
8/31/2019	$12,430	$12,503	$11,673
9/30/2019	$12,568	$12,582	$11,611
10/31/2019	$12,664	$12,689	$11,646
11/30/2019	$12,694	$12,737	$11,640
12/31/2019	$12,898	$12,860	$11,632
1/31/2020	$13,035	$13,058	$11,855
2/29/2020	$12,946	$13,057	$12,069
3/31/2020	$11,230	$11,553	$11,998
4/30/2020	$11,737	$12,026	$12,211
5/31/2020	$12,244	$12,496	$12,268
6/30/2020	$12,586	$12,840	$12,345
7/31/2020	$12,929	$13,138	$12,530
8/31/2020	$13,068	$13,256	$12,428
9/30/2020	$12,951	$13,193	$12,422
10/31/2020	$13,013	$13,226	$12,366
11/30/2020	$13,445	$13,579	$12,488
12/31/2020	$13,671	$13,778	$12,505
1/31/2021	$13,646	$13,769	$12,415
2/28/2021	$13,615	$13,755	$12,236
3/31/2021	$13,452	$13,667	$12,083
4/30/2021	$13,526	$13,749	$12,178
5/31/2021	$13,624	$13,838	$12,218
6/30/2021	$13,705	$13,954	$12,304
7/31/2021	$13,722	$13,984	$12,442
8/31/2021	$13,852	$14,083	$12,418
9/30/2021	$13,763	$13,989	$12,310
10/31/2021	$13,707	$13,924	$12,307
11/30/2021	$13,572	$13,847	$12,344
12/31/2021	$13,644	$13,903	$12,312
1/31/2022	$13,401	$13,670	$12,047
2/28/2022	$12,823	$13,009	$11,912
3/31/2022	$12,586	$12,677	$11,581
4/30/2022	$12,215	$12,416	$11,142
5/31/2022	$12,144	$12,343	$11,214
6/30/2022	$11,697	$11,965	$11,038
7/31/2022	$11,902	$12,091	$11,307
8/31/2022	$11,981	$12,113	$10,988
9/30/2022	$11,457	$11,649	$10,513
10/31/2022	$11,292	$11,410	$10,377
11/30/2022	$11,938	$12,013	$10,759
12/31/2022	$12,142	$12,198	$10,710
1/31/2023	$12,513	$12,569	$11,040
2/28/2023	$12,231	$12,368	$10,754
3/31/2023	$12,294	$12,471	$11,027
4/30/2023	$12,383	$12,581	$11,094
5/31/2023	$12,281	$12,508	$10,973
6/30/2023	$12,380	$12,643	$10,934
7/31/2023	$12,501	$12,766	$10,927
8/31/2023	$12,379	$12,709	$10,857
9/30/2023	$12,294	$12,610	$10,581
10/31/2023	$12,112	$12,457	$10,414
11/30/2023	$12,602	$12,910	$10,886
12/31/2023	$13,015	$13,306	$11,302
1/31/2024	$13,042	$13,385	$11,271
2/29/2024	$13,142	$13,480	$11,112
3/31/2024	$13,292	$13,615	$11,215
4/30/2024	$13,150	$13,495	$10,931
5/31/2024	$13,351	$13,691	$11,117
6/30/2024	$13,421	$13,819	$11,222
7/31/2024	$13,624	$14,026	$11,484
8/31/2024	$13,819	$14,263	$11,649
9/30/2024	$14,024	$14,437	$11,805
10/31/2024	$13,909	$14,313	$11,512
11/30/2024	$13,958	$14,400	$11,634
12/31/2024	$13,892	$14,322	$11,444

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	6.73%	1.50%	3.52%
JPM CEMBI Broad Diversified Index	7.63%	2.18%	3.85%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.43%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 36,267,480
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 13,518
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)
Total Net Assets	$36,267,480
# of Portfolio Holdings	176
Portfolio Turnover Rate	93%
Total Advisory Fees Paid	$13,518

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	13.93%
Communications	5.18%
Consumer Discretionary	6.95%
Consumer Staples	5.71%
Diversified	1.11%
Energy	18.49%
Financial	19.55%
Government	7.63%
Industrial	4.92%
Materials	0.09%
Technology	2.47%
Utilities	11.87%
Repurchase Agreements	1.70%
Money Market FundsFootnote Reference(a)	0.36%
Time DepositsFootnote Reference(a)	0.04%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000158201
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Corporate Debt Fund
Class Name	Class R6
Trading Symbol	LCDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$76	0.73%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 6.87%, reflecting performance at the net asset value (NAV) of Class R6 shares with all distributions reinvested, compared to the 7.63% return of a securities market index with investment characteristics similar to those of the Fund, the JPM CEMBI Broad Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Energy sector (Latin America, Asia). Government allocation (primarily sovereign debt in Africa, Middle East).

Top detractors from performance:  Sector allocation to Real Estate (Asia). Sector allocation to Basic Materials (Latin America).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	JPM CEMBI Broad Diversified Index	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,024	$9,995	$10,070
8/31/2015	$9,894	$9,840	$10,055
9/30/2015	$9,849	$9,724	$10,123
10/31/2015	$10,058	$9,941	$10,125
11/30/2015	$9,989	$9,889	$10,098
12/31/2015	$9,882	$9,768	$10,065
1/31/2016	$9,859	$9,733	$10,204
2/29/2016	$9,967	$9,833	$10,276
3/31/2016	$10,322	$10,147	$10,371
4/30/2016	$10,503	$10,323	$10,410
5/31/2016	$10,536	$10,345	$10,413
6/30/2016	$10,700	$10,529	$10,600
7/31/2016	$10,866	$10,696	$10,667
8/31/2016	$11,018	$10,837	$10,655
9/30/2016	$11,009	$10,853	$10,649
10/31/2016	$10,992	$10,852	$10,567
11/30/2016	$10,714	$10,627	$10,317
12/31/2016	$10,798	$10,711	$10,332
1/31/2017	$10,961	$10,843	$10,352
2/28/2017	$11,140	$10,994	$10,422
3/31/2017	$11,168	$11,029	$10,416
4/30/2017	$11,296	$11,153	$10,497
5/31/2017	$11,360	$11,224	$10,577
6/30/2017	$11,375	$11,247	$10,567
7/31/2017	$11,485	$11,335	$10,612
8/31/2017	$11,625	$11,445	$10,707
9/30/2017	$11,681	$11,484	$10,656
10/31/2017	$11,747	$11,523	$10,663
11/30/2017	$11,738	$11,526	$10,649
12/31/2017	$11,770	$11,563	$10,698
1/31/2018	$11,822	$11,571	$10,575
2/28/2018	$11,684	$11,454	$10,474
3/31/2018	$11,598	$11,432	$10,542
4/30/2018	$11,528	$11,357	$10,463
5/31/2018	$11,381	$11,278	$10,538
6/30/2018	$11,265	$11,230	$10,525
7/31/2018	$11,511	$11,393	$10,527
8/31/2018	$11,306	$11,270	$10,595
9/30/2018	$11,452	$11,377	$10,527
10/31/2018	$11,364	$11,309	$10,444
11/30/2018	$11,293	$11,291	$10,506
12/31/2018	$11,381	$11,372	$10,699
1/31/2019	$11,748	$11,681	$10,813
2/28/2019	$11,902	$11,807	$10,806
3/31/2019	$12,008	$11,958	$11,014
4/30/2019	$12,114	$12,051	$11,017
5/31/2019	$12,123	$12,110	$11,212
6/30/2019	$12,449	$12,377	$11,353
7/31/2019	$12,589	$12,487	$11,378
8/31/2019	$12,492	$12,503	$11,673
9/30/2019	$12,641	$12,582	$11,611
10/31/2019	$12,730	$12,689	$11,646
11/30/2019	$12,762	$12,737	$11,640
12/31/2019	$12,968	$12,860	$11,632
1/31/2020	$13,107	$13,058	$11,855
2/29/2020	$13,020	$13,057	$12,069
3/31/2020	$11,295	$11,553	$11,998
4/30/2020	$11,807	$12,026	$12,211
5/31/2020	$12,327	$12,496	$12,268
6/30/2020	$12,664	$12,840	$12,345
7/31/2020	$13,011	$13,138	$12,530
8/31/2020	$13,152	$13,256	$12,428
9/30/2020	$13,045	$13,193	$12,422
10/31/2020	$13,101	$13,226	$12,366
11/30/2020	$13,537	$13,579	$12,488
12/31/2020	$13,767	$13,778	$12,505
1/31/2021	$13,744	$13,769	$12,415
2/28/2021	$13,714	$13,755	$12,236
3/31/2021	$13,553	$13,667	$12,083
4/30/2021	$13,637	$13,749	$12,178
5/31/2021	$13,731	$13,838	$12,218
6/30/2021	$13,823	$13,954	$12,304
7/31/2021	$13,842	$13,984	$12,442
8/31/2021	$13,967	$14,083	$12,418
9/30/2021	$13,879	$13,989	$12,310
10/31/2021	$13,833	$13,924	$12,307
11/30/2021	$13,690	$13,847	$12,344
12/31/2021	$13,773	$13,903	$12,312
1/31/2022	$13,522	$13,670	$12,047
2/28/2022	$12,940	$13,009	$11,912
3/31/2022	$12,702	$12,677	$11,581
4/30/2022	$12,330	$12,416	$11,142
5/31/2022	$12,260	$12,343	$11,214
6/30/2022	$11,809	$11,965	$11,038
7/31/2022	$12,017	$12,091	$11,307
8/31/2022	$12,099	$12,113	$10,988
9/30/2022	$11,571	$11,649	$10,513
10/31/2022	$11,406	$11,410	$10,377
11/30/2022	$12,060	$12,013	$10,759
12/31/2022	$12,277	$12,198	$10,710
1/31/2023	$12,643	$12,569	$11,040
2/28/2023	$12,360	$12,368	$10,754
3/31/2023	$12,423	$12,471	$11,027
4/30/2023	$12,525	$12,581	$11,094
5/31/2023	$12,414	$12,508	$10,973
6/30/2023	$12,515	$12,643	$10,934
7/31/2023	$12,639	$12,766	$10,927
8/31/2023	$12,517	$12,709	$10,857
9/30/2023	$12,433	$12,610	$10,581
10/31/2023	$12,250	$12,457	$10,414
11/30/2023	$12,747	$12,910	$10,886
12/31/2023	$13,166	$13,306	$11,302
1/31/2024	$13,195	$13,385	$11,271
2/29/2024	$13,297	$13,480	$11,112
3/31/2024	$13,451	$13,615	$11,215
4/30/2024	$13,309	$13,495	$10,931
5/31/2024	$13,514	$13,691	$11,117
6/30/2024	$13,597	$13,819	$11,222
7/31/2024	$13,804	$14,026	$11,484
8/31/2024	$13,993	$14,263	$11,649
9/30/2024	$14,212	$14,437	$11,805
10/31/2024	$14,086	$14,313	$11,512
11/30/2024	$14,148	$14,400	$11,634
12/31/2024	$14,071	$14,322	$11,444

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	6.87%	1.65%	3.66%
JPM CEMBI Broad Diversified Index	7.63%	2.18%	3.85%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.43%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 36,267,480
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 13,518
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)
Total Net Assets	$36,267,480
# of Portfolio Holdings	176
Portfolio Turnover Rate	93%
Total Advisory Fees Paid	$13,518

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	13.93%
Communications	5.18%
Consumer Discretionary	6.95%
Consumer Staples	5.71%
Diversified	1.11%
Energy	18.49%
Financial	19.55%
Government	7.63%
Industrial	4.92%
Materials	0.09%
Technology	2.47%
Utilities	11.87%
Repurchase Agreements	1.70%
Money Market FundsFootnote Reference(a)	0.36%
Time DepositsFootnote Reference(a)	0.04%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. For more information contact 888-522-2388.

Expenses: As of May 1, 2024, the expense limitation on total net annual operating expenses increased from 0.70% to 0.76% as part of the annual review of transfer agency expense.

Material Fund Change Expenses [Text Block]	Expenses: As of May 1, 2024, the expense limitation on total net annual operating expenses increased from 0.70% to 0.76% as part of the annual review of transfer agency expense.
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since December 31, 2024. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388